                                    EVERGREEN
                              GROWTH AND INCOME FUND
                                                       (Evergreen Cone Tree G&I
                                                         logo appears here)
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                SIX MONTHS
                                                                                                   ENDED           YEAR ENDED
                                                                                               JUNE 30, 1997      DECEMBER 31,
                                                                                                (UNAUDITED)      1996      1995*
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................................................      $ 22.53       $ 18.63    $14.48
INCOME FROM INVESTMENT OPERATIONS
Net investment income.......................................................................         0.06          0.12      0.13
Net realized and unrealized gain on investments.............................................         3.28          4.26      4.64
Total from investment operations............................................................         3.34          4.38      4.77
LESS DISTRIBUTIONS FROM
Net investment income.......................................................................        (0.06)        (0.13)    (0.14)
Net realized gain on investments............................................................        (0.01)        (0.35)    (0.48)
Total distributions.........................................................................        (0.07)        (0.48)    (0.62)
NET ASSET VALUE END OF PERIOD...............................................................      $ 25.80       $ 22.53    $18.63
Total return +..............................................................................        14.84%        23.50%    33.00%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................................................         1.47%++       1.41%     1.55%++
  Total expenses, excluding indirectly paid expenses........................................         1.47%++       1.41%      N/A
  Total expenses, excluding fee waiver & expense reimbursement..............................          N/A           N/A      1.64%++
  Net investment income.....................................................................         0.57%++       0.70%     0.99%++
Portfolio turnover rate.....................................................................            4%           14%       17%
Average commission rate paid per share......................................................      $0.0566       $0.0566       N/A
NET ASSETS END OF PERIOD (MILLIONS).........................................................      $   149       $    85    $   19

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of Class operations) to December 31, 1995.

                                                                                                SIX MONTHS
                                                                                                   ENDED           YEAR ENDED
                                                                                               JUNE 30, 1997      DECEMBER 31,
                                                                                                (UNAUDITED)      1996      1995*
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................................................      $ 22.43       $ 18.59    $14.48
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)................................................................        (0.01)            0#     0.05
Net realized and unrealized gain on investments.............................................         3.24          4.20      4.61
Total from investment operations............................................................         3.23          4.20      4.66
LESS DISTRIBUTIONS FROM
Net investment income.......................................................................            0         (0.01)    (0.07)
Net realized gain on investments............................................................            0         (0.35)    (0.48)
Total distributions.........................................................................            0         (0.36)    (0.55)
NET ASSET VALUE END OF PERIOD...............................................................      $ 25.66       $ 22.43    $18.59
Total return+...............................................................................        14.40%        22.60%    32.20%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................................................         2.22%++       2.17%     2.24%++
  Total expenses, excluding indirectly paid expenses........................................         2.22%++       2.17%      N/A
  Total expenses, excluding fee waiver & expense reimbursement..............................          N/A           N/A      2.26%++
  Net investment income (loss)..............................................................        (0.17%)++     (0.06%)    0.30%++
Portfolio turnover rate.....................................................................            4%           14%       17%
Average commission rate paid per share......................................................      $0.0566       $0.0566       N/A
NET ASSETS END OF PERIOD (MILLIONS).........................................................      $   481       $   245    $   46

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of Class operations) to December 31, 1995.
#  Less than one cent per share.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                              GROWTH AND INCOME FUND
(Evergreen Cone Tree G&I
   logo appears here)
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                SIX MONTHS
                                                                                                   ENDED           YEAR ENDED
                                                                                               JUNE 30, 1997      DECEMBER 31,
                                                                                                (UNAUDITED)      1996      1995*
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................................................      $ 22.43       $ 18.58    $14.48
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)................................................................        (0.01)            0#     0.06
Net realized and unrealized gain on investments.............................................         3.24          4.21      4.60
Total from investment operations............................................................         3.23          4.21      4.66
LESS DISTRIBUTIONS FROM
Net investment income.......................................................................            0         (0.01)    (0.08)
Net realized gain on investments............................................................            0         (0.35)    (0.48)
Total distributions.........................................................................            0         (0.36)    (0.56)
NET ASSET VALUE END OF PERIOD...............................................................      $ 25.66       $ 22.43    $18.58
Total return+...............................................................................        14.40%        22.60%    32.20%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................................................         2.21%++       2.17%     2.15%++
  Total expenses, excluding indirectly paid expenses........................................         2.21%++       2.17%      N/A
  Total expenses, excluding fee waiver & expense reimbursement..............................          N/A           N/A      4.94%++
  Net investment income.....................................................................        (0.17%)++     (0.06%)    0.35%++
Portfolio turnover rate.....................................................................            4%           14%       17%
Average commission rate paid per share......................................................      $0.0566       $0.0566       N/A
NET ASSETS END OF PERIOD (MILLIONS).........................................................      $    21       $    10    $    2

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of Class operations) to December 31, 1995.
#  Less than one cent per share.

                                 SIX MONTHS
                                    ENDED
                                JUNE 30, 1997                               YEAR ENDED DECEMBER 31,
                                 (UNAUDITED)      1996       1995       1994      1993      1992      1991      1990      1989
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF
  PERIOD.....................      $ 22.55       $ 18.64    $ 14.52    $15.41    $14.18    $12.99    $10.72    $12.03    $10.62
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income........         0.09          0.18       0.18      0.14      0.14      0.15      0.19      0.30      0.52
Net realized and unrealized
  gain (loss) on
  investments................         3.28          4.25       4.59      0.12      1.91      1.65      2.58     (0.84)     2.17
Total from investment
  operations.................         3.37          4.43       4.77      0.26      2.05      1.80      2.77     (0.54)     2.69
LESS DISTRIBUTIONS FROM
Net investment income........        (0.09)        (0.17)     (0.17)    (0.14)    (0.14)    (0.15)    (0.19)    (0.30)    (0.52)
Net realized gain on
  investments................        (0.01)        (0.35)     (0.48)    (1.01)    (0.68)    (0.46)    (0.31)    (0.47)    (0.76)
Total distributions..........        (0.10)        (0.52)     (0.65)    (1.15)    (0.82)    (0.61)    (0.50)    (0.77)    (1.28)
NET ASSET VALUE END OF
  PERIOD.....................      $ 25.82       $ 22.55    $ 18.64    $14.52    $15.41    $14.18    $12.99    $10.72    $12.03
Total return+................        14.97%        23.80%     32.90%     1.70%    14.40%    13.80%    25.80%    (4.50%)   25.40%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.............         1.22%++       1.16%      1.27%     1.33%     1.26%     1.33%     1.41%     1.50%     1.54%
  Total expenses, excluding
    indirectly paid
    expenses.................         1.22%++       1.16%       N/A       N/A       N/A       N/A       N/A       N/A       N/A
  Net investment income......         1.07%++       0.93%      1.11%     0.96%     0.99%     1.18%     1.55%     2.62%     4.13%
Portfolio turnover rate......            4%           14%        17%       29%       28%       30%       23%       41%       53%
Average commission rate paid
  per share..................      $0.0566       $0.0566        N/A       N/A       N/A       N/A       N/A       N/A       N/A
NET ASSETS END OF PERIOD
  (MILLIONS).................      $   568       $   442    $   141    $   73    $   77    $   64    $   48    $   36    $   32

                      YEAR ENDED DECEMBER 31,
                               1988*
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF
  PERIOD.....................  $ 9.38
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income........    0.19
Net realized and unrealized
  gain (loss) on
  investments................    2.10
Total from investment
  operations.................    2.29
LESS DISTRIBUTIONS FROM
Net investment income........   (0.19)
Net realized gain on
  investments................   (0.86)
Total distributions..........   (1.05)
NET ASSET VALUE END OF
  PERIOD.....................  $10.62
Total return+................   24.60%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.............    1.56%
  Total expenses, excluding
    indirectly paid
    expenses.................     N/A
  Net investment income......    1.70%
Portfolio turnover rate......      41%
Average commission rate paid
  per share..................     N/A
NET ASSETS END OF PERIOD
  (MILLIONS).................  $   24

* Net investment income is based on the average monthly shares outstanding for the periods indicated.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                           SMALL CAP EQUITY INCOME FUND
                                                      (Evergreen Cone Tree Maple
                                                        Leaf logo appears here)
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                SIX MONTHS
                                                                                                   ENDED           YEAR ENDED
                                                                                               JUNE 30, 1997      DECEMBER 31,
                                                                                                (UNAUDITED)      1996      1995*
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................................................      $ 13.10       $ 11.57    $ 9.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income.......................................................................         0.16          0.34      0.34
Net realized and unrealized gain on investments.............................................         1.79          2.13      2.45
Total from investment operations............................................................         1.95          2.47      2.79
LESS DISTRIBUTIONS FROM
Net investment income.......................................................................        (0.14)        (0.34)    (0.37)
Net realized gain on investments............................................................            0         (0.60)    (0.49)
Total distributions.........................................................................        (0.14)        (0.94)    (0.86)
NET ASSET VALUE END OF PERIOD...............................................................      $ 14.91       $ 13.10    $11.57
Total return+...............................................................................        14.97%        22.00%    29.50%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................................................         1.67%++       1.75%     1.75%++
  Total expenses, excluding indirectly paid expenses........................................         1.66%++        N/A       N/A
  Total expenses, excluding fee waiver & expense reimbursement..............................         2.00%++       5.03%    24.45%++
  Net investment income.....................................................................         2.94%++       3.08%     3.39%++
Portfolio turnover rate.....................................................................           12%           50%       48%
Average commission rate paid per share......................................................      $0.0588       $0.0635       N/A
NET ASSETS END OF PERIOD (THOUSANDS)........................................................      $ 2,747       $   336    $  216

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of Class operations) to December 31, 1995.

                                                                                                SIX MONTHS
                                                                                                   ENDED           YEAR ENDED
                                                                                               JUNE 30, 1997      DECEMBER 31,
                                                                                                (UNAUDITED)      1996      1995*
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................................................      $ 13.09       $ 11.57    $ 9.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income.......................................................................         0.11          0.27      0.28
Net realized and unrealized gain on investments.............................................         1.78          2.11      2.43
Total from investment operations............................................................         1.89          2.38      2.71
LESS DISTRIBUTIONS FROM
Net investment income.......................................................................        (0.10)        (0.26)    (0.29)
Net realized gain on investments............................................................            0         (0.60)    (0.49)
Total distributions.........................................................................        (0.10)        (0.86)    (0.78)
NET ASSET VALUE END OF PERIOD...............................................................      $ 14.88       $ 13.09    $11.57
Total return+...............................................................................        14.52%        21.10%    28.70%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................................................         2.41%++       2.50%     2.50%++
  Total expenses, excluding indirectly paid expenses........................................         2.40%++        N/A       N/A
  Total expenses, excluding fee waiver & expense reimbursement..............................         2.75%++       5.72%    20.90%++
  Net investment income.....................................................................         2.15%++       2.39%     2.67%++
Portfolio turnover rate.....................................................................           12%           50%       48%
Average commission rate paid per share......................................................      $0.0588       $0.0635       N/A
NET ASSETS END OF PERIOD (THOUSANDS)........................................................      $ 5,659       $   692    $  266

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of Class operations) to December 31, 1995.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                           SMALL CAP EQUITY INCOME FUND
(Evergreen Cone Tree Maple
 Leaf logo appears here)
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                SIX MONTHS
                                                                                                   ENDED           YEAR ENDED
                                                                                               JUNE 30, 1997      DECEMBER 31,
                                                                                                (UNAUDITED)      1996      1995*
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................................................      $ 13.09       $ 11.56    $ 9.74
INCOME FROM INVESTMENT OPERATIONS
Net investment income.......................................................................         0.09          0.28      0.28
Net realized and unrealized gain on investments.............................................         1.79          2.10      2.33
Total from investment operations............................................................         1.88          2.38      2.61
LESS DISTRIBUTIONS FROM:
Net investment income.......................................................................        (0.10)        (0.25)    (0.30)
Net realized gain on investments............................................................            0         (0.60)    (0.49)
Total distributions.........................................................................        (0.10)        (0.85)    (0.79)
NET ASSET VALUE END OF PERIOD...............................................................      $ 14.87       $ 13.09    $11.56
Total return+...............................................................................        14.45%        21.10%    27.30%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................................................         2.42%++       2.50%     2.50%++
  Total expenses, excluding indirectly paid expenses........................................         2.41%++        N/A       N/A
  Total expenses, excluding fee waiver & expense reimbursement..............................         2.71%++       5.77%   187.29%++
  Net investment income.....................................................................         2.01%++       2.33%     2.63%++
Portfolio turnover rate.....................................................................           12%           50%       48%
Average commission rate paid per share......................................................      $0.0588       $0.0635       N/A
NET ASSETS END OF PERIOD (THOUSANDS)........................................................      $ 1,851       $    56    $   24

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 24, 1995 (commencement of Class operations) to December 31, 1995.

                                                                           SIX MONTHS
                                                                              ENDED
                                                                          JUNE 30, 1997           YEAR ENDED DECEMBER 31,
                                                                           (UNAUDITED)      1996       1995      1994     1993*
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD....................................      $ 13.12       $ 11.58    $ 9.70    $10.15    $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................................................         0.19          0.38      0.38      0.34      0.10
Net realized and unrealized gain (loss) on investments.................         1.78          2.13      2.38     (0.41)     0.15
Total from investment operations.......................................         1.97          2.51      2.76     (0.07)     0.25
LESS DISTRIBUTIONS FROM
Net investment income..................................................        (0.16)        (0.37)    (0.38)    (0.33)    (0.10)
Net realized gain on investments.......................................            0         (0.60)    (0.50)    (0.05)        0
Total distributions....................................................        (0.16)        (0.97)    (0.88)    (0.38)    (0.10)
NET ASSET VALUE END OF PERIOD..........................................      $ 14.93       $ 13.12    $11.58    $ 9.70    $10.15
Total return...........................................................        15.08%        22.40%    29.10%    (0.70%)    2.50%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.......................................................         1.35%++       1.50%     1.50%     1.48%        0%++
  Total expenses, excluding indirectly paid expenses...................         1.34%++        N/A       N/A       N/A       N/A
  Total expenses, excluding fee waiver & expense reimbursement.........         1.75%++       4.75%     4.34%     4.68%     4.39%++
  Net investment income................................................         2.93%++       3.36%     3.56%     3.72%     4.07%++
Portfolio turnover rate................................................           12%           50%       48%        9%       15%
Average commission rate paid per share.................................      $0.0588       $0.0635       N/A       N/A       N/A
NET ASSETS END OF PERIOD (THOUSANDS)...................................      $37,631       $ 8,592    $4,806    $3,613    $2,236

++ Annualized.
* For the period from October 1, 1993 (commencement of operations) to December 31, 1993.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                   UTILITY FUND
                                                 (Evergreen Cone Tree Light Bulb
                                                        logo appears here)
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                  JUNE 30, 1997       YEAR ENDED DECEMBER 31,
                                                                                   (UNAUDITED)      1996        1995      1994*
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD............................................      $ 10.57       $ 10.80    $   9.00    $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income..........................................................         0.21          0.41        0.44      0.45
Net realized and unrealized gain (loss) on investments.........................         0.66          0.05        2.25     (1.01)
Total from investment operations...............................................         0.87          0.46        2.69     (0.56)
LESS DISTRIBUTIONS FROM
Net investment income..........................................................        (0.20)        (0.41)      (0.44)    (0.44)
Net realized gain on investments...............................................            0         (0.28)      (0.45)        0
Total distributions............................................................        (0.20)        (0.69)      (0.89)    (0.44)
NET ASSET VALUE END OF PERIOD..................................................      $ 11.24       $ 10.57    $  10.80    $ 9.00
Total return+..................................................................         8.23%         4.40%      30.70%     5.60%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...............................................................         1.00%++       0.87%       0.79%     0.53%++
  Total expenses, excluding indirectly paid expenses...........................         0.99%++        N/A         N/A       N/A
  Total expenses, excluding fee waiver & expense reimbursement.................         1.19%++       1.15%       1.18%     1.43%++
  Net investment income........................................................         3.89%++       3.87%       4.51%     5.07%++
Portfolio turnover rate........................................................           42%           59%         88%       23%
Average commission rate paid per share.........................................      $0.0592       $0.0605         N/A       N/A
NET ASSETS END OF PERIOD (THOUSANDS)...........................................      $91,467       $96,243    $107,872    $4,190

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 4, 1994 (commencement of Class operations) to December 31, 1994.

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                  JUNE 30, 1997       YEAR ENDED DECEMBER 31,
                                                                                   (UNAUDITED)      1996       1995       1994*
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD............................................      $ 10.58       $ 10.81    $  9.00    $ 10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income..........................................................         0.17          0.33       0.37       0.39
Net realized and unrealized gain (loss) on investments.........................         0.65          0.05       2.26      (1.01)
Total from investment operations...............................................         0.82          0.38       2.63      (0.62)
LESS DISTRIBUTIONS FROM
Net investment income..........................................................        (0.16)        (0.33)     (0.37)     (0.38)
Net realized gain on investments...............................................            0         (0.28)     (0.45)         0
Total distributions............................................................        (0.16)        (0.61)     (0.82)     (0.38)
NET ASSET VALUE END OF PERIOD..................................................      $ 11.24       $ 10.58    $ 10.81    $  9.00
Total return+..................................................................         7.80%         3.60%     29.90%     (6.20%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...............................................................         1.75%++       1.62%      1.53%      1.27%++
  Total expenses, excluding indirectly paid expenses...........................         1.74%++        N/A        N/A        N/A
  Total expenses, excluding fee waiver & expense reimbursement.................         1.94%++       1.89%      1.93%      2.11%++
  Net investment income........................................................         3.13%++       3.12%      3.78%      4.19%++
Portfolio turnover rate........................................................           42%           59%        88%        23%
Average commission rate paid per share.........................................      $0.0592       $0.0605        N/A        N/A
NET ASSETS END OF PERIOD (THOUSANDS)...........................................      $36,299       $38,511    $35,662    $28,792

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 4, 1994 (commencement of Class operations) to December 31, 1994.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                   UTILITY FUND
(Evergreen Cone Tree Light Bulb
      logo appears here)
                         FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     SIX MONTHS
                                                                                        ENDED
                                                                                    JUNE 30, 1997      YEAR ENDED DECEMBER 31,
                                                                                     (UNAUDITED)      1996       1995     1994*
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD..............................................      $ 10.58       $ 10.82    $ 9.01    $ 9.33
INCOME FROM INVESTMENT OPERATIONS
Net investment income............................................................         0.17          0.33      0.37      0.12
Net realized and unrealized gain (loss) on investments...........................         0.65          0.04      2.26     (0.33)
Total from investment operations.................................................         0.82          0.37      2.63     (0.21)
LESS DISTRIBUTIONS FROM
Net investment income............................................................        (0.16)        (0.33)    (0.37)    (0.11)
Net realized gain on investments.................................................            0         (0.28)    (0.45)        0
Total distributions..............................................................        (0.16)        (0.61)    (0.82)    (0.11)
NET ASSET VALUE END OF PERIOD....................................................      $ 11.24       $ 10.58    $10.82    $ 9.01
Total return+....................................................................         7.80%         3.50%    29.80%    (2.20%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.................................................................         1.75%++       1.63%     1.54%     1.94%++
  Total expenses, excluding indirectly paid expenses.............................         1.74%++        N/A       N/A       N/A
  Total expenses, excluding fee waiver & expense reimbursement...................         1.94%++       1.90%     1.93%     2.78%++
  Net investment income..........................................................         3.14%++       3.13%     3.76%     3.96%++
  Portfolio turnover rate........................................................           42%           59%       88%       23%
Average commission rate paid per share...........................................      $0.0592       $0.0605       N/A       N/A
NET ASSETS END OF PERIOD (THOUSANDS).............................................      $   367       $   396    $  246    $  128

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from September 2, 1994 (commencement of Class operations) to December 31, 1994.

                                                                                     SIX MONTHS
                                                                                        ENDED
                                                                                    JUNE 30, 1997      YEAR ENDED DECEMBER 31,
                                                                                     (UNAUDITED)      1996       1995     1994*
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD..............................................      $ 10.58       $ 10.82    $ 9.00    $ 9.51
INCOME FROM INVESTMENT OPERATIONS
Net investment income............................................................         0.21          0.44      0.47      0.37
Net realized and unrealized gain (loss) on investments...........................         0.66          0.03      2.27     (0.50)
Total from investment operations.................................................         0.87          0.47      2.74     (0.13)
LESS DISTRIBUTIONS FROM
Net investment income............................................................        (0.21)        (0.43)    (0.47)    (0.37)
In excess of net investment income...............................................            0             0         0     (0.01)
Net realized gain on investments.................................................            0         (0.28)    (0.45)        0
Total distributions..............................................................        (0.21)        (0.71)    (0.92)    (0.38)
NET ASSET VALUE END OF PERIOD....................................................      $ 11.24       $ 10.58    $10.82    $ 9.00
Total return.....................................................................         8.34%         4.50%    31.30%    (1.60%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.................................................................         0.74%++       0.61%     0.54%     0.40%++
  Total expenses, excluding indirectly paid expenses.............................         0.73%++        N/A       N/A       N/A
  Total expenses, excluding fee waiver & expense reimbursement...................         0.94%++       0.89%     0.93%     1.24%++
  Net investment income..........................................................         4.08%++       4.01%     4.76%     4.93%++
Portfolio turnover rate..........................................................           42%           59%       88%       23%
Average commission rate paid per share...........................................      $0.0592       $0.0605       N/A       N/A
NET ASSETS END OF PERIOD (THOUSANDS).............................................      $ 1,529       $ 2,000    $7,791    $5,201

++ Annualized.
* For the period from February 28, 1994 (commencement of Class operations) to December 31, 1994.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                    VALUE FUND
                                                        (Evergreen Cone Tree
                                                         logo appears here)
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             SIX MONTHS
                                                                                ENDED
                                                                            JUNE 30, 1997           YEAR ENDED DECEMBER 31,
                                                                             (UNAUDITED)      1996       1995       1994      1993
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD......................................      $ 20.57       $ 20.45    $ 16.62    $17.63    $17.11
INCOME FROM INVESTMENT OPERATIONS
Net investment income....................................................         0.18          0.38       0.55      0.52      0.47
Net realized and unrealized gain (loss) on investments...................         2.45          3.49       4.69     (0.20)     1.10
Total from investment operations.........................................         2.63          3.87       5.24      0.32      1.57
LESS DISTRIBUTIONS FROM
Net investment income....................................................        (0.19)        (0.41)     (0.51)    (0.51)    (0.47)
Net realized gain on investments.........................................            0         (3.32)     (0.90)    (0.82)    (0.58)
In excess of net investment income.......................................            0**       (0.02)         0         0         0
Total distributions......................................................        (0.19)        (3.75)     (1.41)    (1.33)    (1.05)
NET ASSET VALUE END OF PERIOD............................................      $ 23.01       $ 20.57    $ 20.45    $16.62    $17.63
Total return+............................................................        12.79%        18.90%     31.80%     1.90%     9.30%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.........................................................         0.92%++       0.91%      0.90%     0.93%     0.99%
  Total expenses, excluding indirectly paid expenses.....................         0.92%++        N/A        N/A       N/A       N/A
  Total expenses, excluding fee waiver & expense reimbursement...........          N/A           N/A        N/A       N/A       N/A
  Net investment income..................................................         1.67%++       1.77%      2.78%     2.96%     2.63%
Portfolio turnover rate..................................................            6%           91%        53%       70%       46%
Average commission rate paid per share...................................      $0.0592       $0.0588        N/A       N/A       N/A
NET ASSETS END OF PERIOD (MILLIONS)......................................      $   365       $   328    $   292    $  189    $  190

                                                                                                          YEAR ENDED MARCH
                                                                           YEAR ENDED DECEMBER 31,               31,
                                                                          1992       1991      1990*       1990       1989
CLASS A SHARES (CONTINUED)
NET ASSET VALUE BEGINNING OF PERIOD...................................   $17.08     $14.61     $15.12     $14.45     $12.83
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................................................     0.44       0.46       0.36       0.54       0.36
Net realized and unrealized gain (loss) on investments................     0.89       3.17      (0.44)      1.70       2.11
Total from investment operations......................................     1.33       3.63      (0.08)      2.24       2.47
LESS DISTRIBUTIONS FROM
Net investment income.................................................    (0.43)     (0.43)     (0.36)     (0.57)     (0.38)
Net realized gain on investments......................................    (0.87)     (0.73)     (0.02)     (1.00)     (0.47)
In excess of net investment income....................................        0          0      (0.05)         0          0
Total distributions...................................................    (1.30)     (1.16)     (0.43)     (1.57)     (0.85)
NET ASSET VALUE END OF PERIOD.........................................   $17.11     $17.08     $14.61     $15.12     $14.45
Total return+.........................................................     8.00%     25.10%     (0.50%)    15.50%     19.70%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................................................     1.01%      0.96%      1.39%++    1.55%      1.71%
  Total expenses, excluding indirectly paid expenses..................      N/A        N/A        N/A        N/A        N/A
  Total expenses, excluding fee waiver & expense reimbursement........     1.02%      1.05%       N/A        N/A        N/A
  Net investment income...............................................     2.37%      2.78%      3.28%++    3.42%      2.72%
Portfolio turnover rate...............................................       56%        69%        13%        11%        24%
Average commission rate paid per share................................      N/A        N/A        N/A        N/A        N/A
NET ASSETS END OF PERIOD (MILLIONS)...................................   $  169     $  136     $  105     $   96     $   83


                                                                         1988
CLASS A SHARES (CONTINUED)
NET ASSET VALUE BEGINNING OF PERIOD...................................  $14.66
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................................................    0.26
Net realized and unrealized gain (loss) on investments................   (1.30)
Total from investment operations......................................   (1.04)
LESS DISTRIBUTIONS FROM
Net investment income.................................................   (0.26)
Net realized gain on investments......................................   (0.53)
In excess of net investment income....................................       0
Total distributions...................................................   (0.79)
NET ASSET VALUE END OF PERIOD.........................................  $12.83
Total return+.........................................................   (7.10%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................................................    1.74%
  Total expenses, excluding indirectly paid expenses..................     N/A
  Total expenses, excluding fee waiver & expense reimbursement........     N/A
  Net investment income...............................................    1.92%
Portfolio turnover rate...............................................      24%
Average commission rate paid per share................................     N/A
NET ASSETS END OF PERIOD (MILLIONS)...................................  $   22

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 1990.
** Less than one cent per share.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                    VALUE FUND
(Evergreen Cone Tree
 logo appears here)

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      SIX MONTHS
                                                                         ENDED
                                                                     JUNE 30, 1997              YEAR ENDED DECEMBER 31,
                                                                      (UNAUDITED)       1996        1995        1994       1993*
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD...............................     $   20.58      $  20.45    $  16.62    $  17.63    $ 17.24
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................................          0.10          0.22        0.39        0.42       0.35
Net realized and unrealized gain (loss) on investments............          2.44          3.50        4.70       (0.20)      1.01
Total from investment operations..................................          2.54          3.72        5.09        0.22       1.36
LESS DISTRIBUTIONS FROM
Net investment income.............................................         (0.10)        (0.25)      (0.36)      (0.41)     (0.35)
Net realized gain on investments..................................             0         (3.32)      (0.90)      (0.82)     (0.58)
In excess of net investment income................................             0**           0           0           0      (0.04)
In excess of net realized gain on investments.....................             0         (0.02)          0           0          0
Total distributions...............................................         (0.10)        (3.59)      (1.26)      (1.23)     (0.97)
NET ASSET VALUE END OF PERIOD.....................................     $   23.02      $  20.58    $  20.45    $  16.62    $ 17.63
Total return+.....................................................         12.37%        18.10%      30.90%       1.30%      8.00%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses..................................................          1.65%++       1.66%       1.65%       1.53%      1.48%++
  Total expenses, excluding indirectly paid expenses..............          1.65%++        N/A         N/A         N/A        N/A
  Net investment income...........................................          0.93%++       1.01%       2.04%       2.36%      2.09%++
Portfolio turnover rate...........................................             6%           91%         53%         70%        46%
Average commission rate paid per share............................     $  0.0592      $ 0.0588         N/A         N/A        N/A
NET ASSETS END OF PERIOD (THOUSANDS)                                     $ 254,154      $197,411    $141,072    $104,297    $59,953

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from February 2, 1993 (commencement of Class operations) to December 31, 1993.
** Less than one cent per share

                                                                                    SIX MONTHS
                                                                                       ENDED
                                                                                   JUNE 30, 1997      YEAR ENDED DECEMBER 31,
                                                                                    (UNAUDITED)      1996       1995      1994*
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD.............................................      $ 20.56       $ 20.44    $16.61    $ 18.28
INCOME FROM INVESTMENT OPERATIONS
Net investment income...........................................................         0.11          0.22      0.39       0.19
Net realized and unrealized gain (loss) on investments..........................         2.43          3.50      4.70      (0.81)
Total from investment operations................................................         2.54          3.72      5.09      (0.62)
LESS DISTRIBUTIONS FROM
Net investment income...........................................................        (0.10)        (0.26)    (0.36)     (0.19)
Net realized gain on investments................................................            0         (3.32)    (0.90)     (0.82)
In excess of net investment income..............................................            0**           0         0      (0.04)
In excess of net realized gain on investments...................................            0         (0.02)        0          0
Total distributions.............................................................        (0.10)        (3.60)    (1.26)     (1.05)
NET ASSET VALUE END OF PERIOD...................................................      $ 23.00       $ 20.56    $20.44    $ 16.61
Total return+...................................................................        12.38%        18.10%    30.90%     (3.40%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses................................................................         1.64%++       1.67%     1.65%      1.68%++
  Total expenses, excluding indirectly paid expenses............................         1.64%++        N/A       N/A        N/A
  Net investment income.........................................................         0.95%++       1.00%     2.03%      2.16%++
Portfolio turnover rate.........................................................            6%           91%       53%        70%
Average commission rate paid per share..........................................      $0.0592       $0.0588       N/A        N/A
NET ASSETS END OF PERIOD (THOUSANDS)............................................      $ 2,306       $ 1,458    $  811    $   485

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from September 2, 1994 (commencement of operations) to December 31, 1994.
** Less than one cent per share

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                    VALUE FUND
                                                       (Evergreen Cone Tree
                                                         logo appears here)
                         FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            SIX MONTHS
                                                               ENDED
                                                           JUNE 30, 1997                YEAR ENDED DECEMBER 31,
                                                            (UNAUDITED)      1996       1995       1994      1993      1992
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD.....................      $ 20.57       $ 20.45    $ 16.61    $17.63    $17.11    $17.08
INCOME FROM INVESTMENT OPERATIONS
Net investment income...................................         0.21          0.44       0.57      0.56      0.52      0.49
Net realized and unrealized gain (loss) on
  investments...........................................         2.44          3.49       4.72     (0.20)     1.12      0.90
Total from investment operations........................         2.65          3.93       5.29      0.36      1.64      1.39
LESS DISTRIBUTIONS FROM
Net investment income...................................        (0.21)        (0.47)     (0.55)    (0.56)    (0.52)    (0.49)
Net realized gain on investments........................            0         (3.32)     (0.90)    (0.82)    (0.58)    (0.87)
In excess of net investment income......................            0**           0          0         0     (0.02)        0
In excess of net realized gain on investments...........            0         (0.02)         0         0         0         0
Total distributions.....................................        (0.21)        (3.81)     (1.45)    (1.38)    (1.12)    (1.36)
NET ASSET VALUE END OF PERIOD...........................      $ 23.01       $ 20.57    $ 20.45    $16.61    $17.63    $17.11
Total return+...........................................        12.93%        19.20%     32.20%     2.10%     9.70%     8.30%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses........................................         0.67%++       0.66%      0.65%     0.68%     0.65%     0.68%
  Total expenses, excluding indirectly paid expenses....         0.67%++        N/A        N/A       N/A       N/A       N/A
  Total expenses, excluding fee waiver & expense
    reimbursement.......................................          N/A           N/A        N/A       N/A       N/A      0.69%
  Net investment income.................................         1.92%++       2.02%      3.02%     3.21%     2.98%     2.90%
Portfolio turnover rate.................................            6%           91%        53%       70%       46%       56%
Average commission rate paid per share..................      $0.0592       $0.0588        N/A       N/A       N/A       N/A
NET ASSETS END OF PERIOD (MILLIONS).....................      $ 1,075       $   996    $   761    $  507    $  463    $  326

                                                YEAR ENDED DECEMBER 31,
                                                          1991*
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD.....................  $14.28
INCOME FROM INVESTMENT OPERATIONS
Net investment income...................................    0.47
Net realized and unrealized gain (loss) on
  investments...........................................    3.53
Total from investment operations........................    4.00
LESS DISTRIBUTIONS FROM
Net investment income...................................   (0.47)
Net realized gain on investments........................   (0.73)
In excess of net investment income......................       0
In excess of net realized gain on investments...........       0
Total distributions.....................................   (1.20)
NET ASSET VALUE END OF PERIOD...........................  $17.08
Total return+...........................................   25.40%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses........................................    0.69%++
  Total expenses, excluding indirectly paid expenses....     N/A
  Total expenses, excluding fee waiver & expense
    reimbursement.......................................    0.77%++
  Net investment income.................................    3.04%++
Portfolio turnover rate.................................      69%
Average commission rate paid per share..................     N/A
NET ASSETS END OF PERIOD (MILLIONS).....................  $  271

++ Annualized.
* For the period from January 3, 1991 (commencement of Class operations) to December 31, 1991.
** Less than one cent per share.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                               GROWTH & INCOME FUND
(Evergreen Cone Tree G&I
   logo appears here)
                             SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (UNAUDITED)

  SHARES                                                 VALUE
COMMON STOCKS-- 78.5%
                    BANKS-- 4.4%
    118,440         Banc One Corp................... $    5,736,938
     80,000         Bank of New York Co., Inc.
                      (The).........................      3,480,000
    180,600         BSB Bancorp, Inc................      6,907,950
    101,250         Central Fidelity Banks, Inc.....      3,594,375
     41,750         Crestar Financial Corp..........      1,623,031
     45,000         Cullen/Frost Bankers, Inc.......      1,906,875
    157,500         First Security Corp.............      4,301,719
     39,700         First Virginia Banks, Inc.......      2,394,406
    210,000         Hibernia Corp. Cl. A............      2,926,875
     83,700         Norwest Corp....................      4,708,125
     65,000         Peoples Heritage Financial
                      Group.........................      2,461,875
    110,000         State Street Boston Corp........      5,087,500
     45,000         Summit Bancorp..................      2,255,625
     72,600         Susquehanna Bancshares, Inc.....      2,849,550
     13,800         Wells Fargo & Co................      3,719,100
                                                         53,953,944
                    BUILDING, CONSTRUCTION &
                    FURNISHINGS-- 1.2%
    320,000      *  Furniture Brands International,
                      Inc...........................      6,200,000
    113,000         Lone Star Industries, Inc.......      5,120,313
     80,000         Medusa Corp.....................      3,070,000
                                                         14,390,313
                    BUSINESS EQUIPMENT &
                    SERVICES-- 12.6%
    335,000         Air Express International
                      Corp..........................     13,316,250
    675,000         Circle International Group,
                      Inc...........................     17,803,125
     48,000      *  Cisco Systems, Inc..............      3,222,000
    350,000         Computer Associates
                      International, Inc............     19,490,625
    120,000      *  Compuware Corp..................      5,730,000
    133,000         Equifax, Inc....................      4,945,938
    290,000      *  Medic Computer Systems, Inc.....      6,452,500
    450,000      *  Metromail Corp..................     11,137,500
     10,000      *  MSC Industrial Direct Co.,
                      Inc...........................        401,250
     78,000      *  Oracle Systems Corp.............      3,929,250
    565,000         Pittston Brink's Group..........     16,950,000
    639,500         Pittston Burlington Group.......     17,985,937
    500,000      *  Platinum Technology Corp........      6,625,000
    212,500      *  Policy Management Systems
                      Corp..........................      9,987,500
    900,000         Reynolds & Reynolds Co. (The),
                      Cl. A.........................     14,175,000
     50,000         Wackenhut Corp. (The) Cl. B.....        996,875
                                                        153,148,750

COMMON STOCKS-- CONTINUED
                    CHEMICAL & AGRICULTURAL
                    PRODUCTS-- 3.9%
     65,000         Air Products & Chemicals, Inc... $    5,281,250
     79,000         Du Pont (E. I.) De Nemours &
                      Co............................      4,967,125
    265,000         Engelhard Corp..................      5,548,437
    165,000         Grace (W.R.) & Co...............      9,095,625
     42,300         H.B. Fuller Co..................      2,326,500
     79,000         Pioneer Hi-Bred International,
                      Inc...........................      6,320,000
    260,000         Praxair, Inc....................     14,560,000
                                                         48,098,937
                    COMMUNICATION SYSTEMS &
                    SERVICES-- 0.7%
    160,000      *  AirTouch Communications.........      4,380,000
    168,000      *  Aspect Telecommunications
                      Corp..........................      3,738,000
                                                          8,118,000
                    CONSUMER PRODUCTS &
                    SERVICES-- 2.7%
     96,000         Campbell Soup Co................      4,800,000
     90,000         Colgate-Palmolive Co............      5,872,500
     45,000         CPC International, Inc..........      4,154,062
     52,000         Gillette Co. (The)..............      4,927,000
     72,000         Harley-Davidson, Inc............      3,451,500
    150,000         Philip Morris Companies, Inc....      6,656,250
    105,000         UST, Inc........................      2,913,750
                                                         32,775,062
                    DIVERSIFIED COMPANIES-- 1.3%
     70,200         General Electric Co.............      4,589,325
     35,000      *  ITT Corp........................      2,137,188
    195,000         ITT Industries, Inc.............      5,021,250
    125,000         Morton International, Inc.......      3,773,437
                                                         15,521,200
                    ELECTRICAL EQUIPMENT &
                    SERVICES-- 5.3%
     57,000      *  3Com Corp.......................      2,565,000
     80,000      *  Adaptec, Inc....................      2,780,000
     42,000      *  Applied Materials, Inc..........      2,974,125
    191,000         AVX Corp........................      5,157,000
    165,000         Baldor Electric Co..............      4,877,813
    205,000         Belden, Inc.....................      6,982,812
     70,000         Dallas Semiconductor Corp.......      2,747,500
     36,000         Intel Corp......................      5,105,250
    210,000      *  KLA Instruments Corp............     10,237,500
     85,000      *  Lam Research Corp...............      3,150,313
     42,000      *  LSI Logic Corp..................      1,344,000
      3,875      *  NCR Corp........................        115,281

                                  (CONTINUED)

                                    EVERGREEN
                               GROWTH & INCOME FUND
                                                       (Evergreen Cone Tree G&I
                                                          logo appears here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 June 30, 1997
                                  (UNAUDITED)


  SHARES                                               VALUE
COMMON STOCKS-- CONTINUED
                    ELECTRICAL EQUIPMENT &
                    SERVICES-- CONTINUED
    500,000         Sensormatic Electronics Corp.... $    6,437,500
    189,900      *  Unitrode Corp...................      9,566,212
                                                         64,040,306
                    ENERGY-- 6.4%
     25,000         Anadarko Petroleum Corp.........      1,500,000
    134,000      *  Atwood Oceanics, Inc............      8,978,000
    250,000         Berry Petroleum Co. Cl. A.......      4,750,000
     45,000         Coastal Corp. (The).............      2,393,437
    165,000      *  Denbury Resources, Inc..........      2,763,750
     31,570         Halliburton Co..................      2,501,922
    100,000      *  Houston Exploration, Co. (The)..      1,556,250
     25,000         Kerr-McGee Corp.................      1,584,375
     95,000         Murphy Oil Corp.................      4,631,250
    425,000      *  Oryx Energy Co..................      8,978,125
    108,300         Petroleum Helicopters, Inc.
                      Voting........................      1,854,638
    775,000         Reading & Bates Corp............     20,731,250
    150,000      *  Santa Fe Energy Resources,
                      Inc...........................      2,203,125
    350,000         Southwestern Energy Co..........      4,550,000
    100,000         Tosco Corp......................      2,993,750
     63,520         Union Pacific Resource Group,
                      Inc...........................      1,580,060
     87,000         Williams Companies, Inc. (The)..      3,806,250
                                                         77,356,182
                    FINANCE & INSURANCE-- 3.5%
    340,000         Federal Home Loan Mortgage
                      Corp..........................     11,687,500
    290,000         Federal National Mortgage
                      Association...................     12,651,250
    100,000         Hartford Financial Services
                      Group, Inc. (The).............      8,275,000
    115,000         LaSalle Re Holdings, Ltd........      3,392,500
     67,500         Meadowbrook Insurance Group,
                      Inc...........................      1,683,281
    106,000         Price (T.) Rowe & Associates,
                      Inc...........................      5,472,250
                                                         43,161,781
                    FOOD RETAILING &
                    DISTRIBUTION-- 0.1%
     50,000      *  Dominick's Supermarkets, Inc....      1,331,250
                    FOREST PRODUCTS-- 0.3%
    120,000         Deltic Timber Corp..............      3,517,500
                    HEALTHCARE PRODUCTS &
                    SERVICES-- 11.7%
    110,000         Abbott Laboratories.............      7,342,500
     65,000      *  Amgen, Inc......................      3,778,125
    110,000      *  Elan Corp, plc..................      4,977,500

COMMON STOCKS-- CONTINUED
                    HEALTHCARE PRODUCTS &
                    SERVICES-- CONTINUED
    425,000      *  Foundation Health Systems, Inc.
                      Cl. A......................... $   12,882,812
    178,500      *  Health Management Associates,
                      Inc. Cl. A....................      5,087,250
     55,000      *  HealthCare COMPARE Corp.........      2,880,625
    206,000      *  HEALTHSOUTH Corp................      5,137,125
     24,000         Johnson & Johnson...............      1,545,000
    130,000      *  Laboratory Corp. of America
                      Holdings......................        341,250
    265,000      *  Lincare Holdings, Inc...........     11,395,000
    235,000      *  Living Centers of America,
                      Inc...........................      9,282,500
     20,000         Mallinckrodt, Inc...............        760,000
     60,000         Manor Care, Inc.................      1,957,500
    200,000         McKesson Corp...................     15,500,000
     42,350      *  MedPartners, Inc................        915,819
     49,600         Pfizer, Inc.....................      5,927,200
    226,000         Schering-Plough Corp............     10,819,750
    225,000         Shared Medical System Corp......     12,150,000
     25,000      *  Spacelabs Medical, Inc..........        637,500
    138,000      *  Sybron International Corp.......      5,502,750
    120,000      *  Tenet Healthcare Corp...........      3,547,500
     95,000      *  Vencor, Inc.....................      4,013,750
     34,000         Warner-Lambert Co...............      4,224,500
     40,020      *  Wellpoint Health Networks,
                      Inc...........................      1,835,918
    370,000         West Co., Inc. (The)............     10,591,250
                                                        143,033,124
                    INDUSTRIAL SPECIALTY PRODUCTS
                    & SERVICES-- 4.4%
     42,625      *  Autoliv, Inc....................      1,667,703
    150,000         Borg-Warner Automotive, Inc.....      8,109,375
     42,000         Carpenter Technology Corp.......      1,921,500
     65,500         Danaher Corp....................      3,328,219
     51,000         Dover Corp......................      3,136,500
     55,000         Ingersoll Rand Co...............      3,396,250
     53,200         J & L Specialty Steel, Inc......        638,400
    525,000         JLG Industries, Inc.............      7,153,125
     33,500         Magna Group, Inc................      2,016,281
     23,650         Newmont Mining Corp.............        922,350
    300,000      *  Strattec Security Corp.**.......      6,187,500
    210,000         Sundstrand Corp.................     11,720,625
     15,000         Tecumseh Products Co. Cl. A.....        898,125
     25,000         Vulcan Materials Co.............      1,962,500
     22,500         York International Corp.........      1,035,000
                                                         54,093,453

                                  (CONTINUED)

                                    EVERGREEN
                               GROWTH & INCOME FUND
(Evergreen Cone Tree G&I
   logo appears here)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 June 30, 1997
                                  (UNAUDITED)


  SHARES                                                 VALUE
COMMON STOCKS-- CONTINUED
                   INFORMATION SERVICES &
                   TECHNOLOGY-- 0.2%
    63,436         First Data Corp.................. $    2,787,219
                   LEISURE & TOURISM-- 1.9%
    90,000         Carnival, Corp. Cl. A............      3,712,500
    60,000      *  Choice Hotels Holdings, Inc......      1,016,250
   821,400         Gaylord Entertainment Co. Cl. A..     18,943,537
                                                         23,672,287
                   PAPER & PACKAGING-- 0.2%
    75,000         Westvaco Corp....................      2,357,813
                   PUBLISHING, BROADCASTING &
                   ENTERTAINMENT-- 7.4%
   248,820      *  American Radio Systems Corp.
                     Cl. A..........................      9,921,697
    49,805         Comcast Corp.....................      1,064,582
    39,000         Disney Walt Co. (The)............      3,129,750
   255,000      *  Emmis Broadcasting Corp. Cl. A...     11,124,375
    42,000      *  Evergreen Media Corp. Cl. A......      1,874,250
   425,000      *  Jacor Communications, Inc........     16,256,250
   174,000      *  Jacor Communications, Inc.
                     Warrants exp. 2001.............        609,000
   100,000      *  Katz Media Group, Inc............        656,250
    40,000         Knight-Ridder, Inc...............      1,962,500
   275,000      *  Lin Television Corp..............     12,134,375
    15,000         McGraw-Hill Companies, Inc.......        882,188
    43,000         Scripps, (E.W.) , Inc............      1,789,875
   185,000         TCA Cable TV, Inc................      6,960,625
   250,000         Time Warner, Inc.................     12,062,500
    50,000      *  U S WEST Media Group.............      1,012,500
    35,000      *  Univision Communications, Inc.
                     Cl. A..........................      1,369,375
     8,276      *  Viacom Inc. Cl. A................        243,625
     2,800         Washington Post Co. (The)........      1,114,400
   168,000      *  Young Broadcasting Inc. Cl. A....      5,460,000
                                                         89,628,117
                   RETAILING & WHOLESALE-- 0.4%
   109,800      *  Carson Pirie Scott & Co..........      3,486,150
    12,500         Mercantile Stores Co., Inc.......        786,719
    20,000         Sears, Roebuck & Co..............      1,075,000
                                                          5,347,869
                   THRIFT INSTITUTIONS-- 2.5%
   126,500         Washington Mutual, Inc...........      7,558,375
   492,500         Webster Financial Corp...........     22,408,750
                                                         29,967,125

COMMON STOCKS-- CONTINUED
                   TRANSPORTATION-- 5.3%
   670,000      *  Atlas Air, Inc................... $   23,115,000
   190,000         Burlington Northern Santa Fe.....     17,076,250
   190,000         Kansas City Southern Industries,
                     Inc............................     12,255,000
   170,000         Union Pacific Corp...............     11,985,000
                                                         64,431,250
                   UTILITIES-- 2.1%
    62,000         AT & T Corp......................      2,173,875
   100,000         Century Telephone Enterprises,
                     Inc............................      3,368,750
    64,000         Commonwealth Energy System.......      1,532,000
    70,000         Houston Industries., Inc.........      1,500,625
    50,000         Illinova Corp....................      1,100,000
    75,000         MCI Communications Corp..........      2,871,094
    40,000         Texas Utilities Co...............      1,377,500
   393,200         TNP Enterprises, Inc.............      9,117,325
    45,000         Unicom Corp......................      1,001,250
    60,000      *  WorldCom, Inc....................      1,920,000
                                                         25,962,419
                   TOTAL COMMON STOCKS
                     (COST $655,473,750)............    956,693,901
PREFERRED STOCKS-- 0.0% (A)
                   HEALTHCARE PRODUCTS &
                     SERVICES-- 0.0%
   130,000      *  Fresenius National Med Care, Inc.
                     Series D.......................          7,475
                   TOTAL PREFERRED STOCKS
                     (COST $22,741).................          7,475
CONVERTIBLE PREFERRED-- 0.1%
                   PUBLISHING, BROADCASTING &
                     ENTERTAINMENT-- 0.1%
     6,407      *  TCI Communications, Inc.
                     $2.125, Series A...............        659,921
                   TOTAL CONVERTIBLE PREFERRED
                     (COST $622,947)................        659,921
PRINCIPAL
  AMOUNT
CORPORATE BONDS-- 0.1%
                   ENERGY-- 0.0%
                   Columbia Gas Systems, Inc. (The)
$  106,000         6.39%, 11/28/00..................        105,020
   101,000         6.61%, 11/28/02..................        100,202
   101,000         6.80%, 11/28/05..................         99,569
   101,000         7.05%, 11/28/07..................        100,468
   101,000         7.32%, 11/28/10..................        100,647
   101,000         7.42%, 11/28/15..................         98,104
   101,000         7.62%, 11/28/25..................         97,870
                                                            701,880

                                  (CONTINUED)

                                    EVERGREEN
                               GROWTH & INCOME FUND
                                                       (Evergreen Cone Tree G&I
                                                         logo appears here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 June 30, 1997
                                  (UNAUDITED)

PRINCIPAL
  AMOUNT                                                 VALUE
CORPORATE BONDS-- CONTINUED

                    PUBLISHING, BROADCASTING &
                    ENTERTAINMENT-- 0.1%
                    Time Warner, Inc.
$   206,000         6.7725%, 8/15/97................ $      206,266
    123,000         7.975%, 8/15/04.................        127,097
    247,000         8.11%, 8/15/06..................        258,023
    247,000         8.18%, 8/15/07..................        258,630
     92,000         Viacom Inc.
                      8.00%, 7/7/06.................         89,240
                                                            939,256
                    TOTAL CORPORATE BONDS
                      (COST $1,595,465).............      1,641,136


SHORT-TERM INVESTMENTS-- 21.2%
                    COMMERCIAL PAPER-- 17.9%
 12,325,000         AC Acquisition Holding CO.
                      5.58%, 8/21/97................     12,227,571
  6,000,000         American Home Food Products,
                      Inc.
                      5.55%, 7/28/97................      5,975,025
  1,300,000         BankAmerica Corp.
                      5.52%, 8/5/97.................      1,293,023
  1,800,000         Barton Capital Corp.
                      5.54%, 7/17/97................      1,795,568
 16,000,000         BIL North America, Inc.
                      5.55%, 7/1/97.................     16,000,000
 13,600,000         BMW U.S. Capital Corp.
                      5.54%, 8/22/97................     13,491,170
  1,900,000         Chubb Capital Corp.
                      5.51%, 7/14/97................      1,896,220
  8,000,000         Columbia/HCA Healthcare Corp.
                      5.60%, 7/14/97................      7,983,822
    450,000         Equitable of Iowa Cos.
                      5.62%, 7/11/97................        449,298
 17,300,000         Great Lakes Chemical Corp.
                      5.50%, 7/7/97.................     17,284,142
  2,100,000         Heinz (H.J.) Co.
                      5.52%, 7/3/97.................      2,099,356
    950,000         Holy Cross Health System Corp.
                      5.58%, 7/21/97................        947,055
 19,750,000         IBM Credit Corp.
                      5.51%, 7/30/97................     19,662,337
  1,000,000         Island Finance Puerto Rico, Inc.
                      5.56%, 7/16/97................        997,683
SHORT-TERM INVESTMENTS-- CONTINUED
                    COMMERCIAL PAPER-- CONTINUED
$21,500,000         Koch Industries, Inc.
                      5.51%, 7/18/97................ $   21,444,058
  2,500,000         Lucent Technologies, Inc.
                      5.49%, 8/8/97.................      2,485,512
  3,400,000         Metropolitan Life, Inc.
                      5.53%, 8/12/97................      3,378,064
  2,400,000         Montana Blanc Capital Corp.
                      5.56%, 7/7/97.................      2,397,776
  3,100,000         Morgan (J.P.) & Co., Inc.
                      5.51%, 7/2/97.................      3,099,526
 12,325,000         Pepsico, Inc.
                      5.53%, 8/15/97................     12,239,803
 10,500,000         Sharp Electronics Corp.
                      5.56%, 7/25/97................     10,461,080
  6,400,000         Southland Corp.
                      5.57%, 8/7/97.................      6,363,362
  9,150,000         Toyota Motor Credit Corp.
                      5.50%, 8/14/97................      9,088,492
  1,900,000         Tribune Co.
                      5.57%, 7/7/97.................      1,898,236
 20,000,000         Warner Lambert Co.
                      5.51%, 7/30/97................     19,911,228
 22,900,000         Xerox Credit Corp.
                      5.55%, 7/9/97.................     22,871,757
                                                        217,741,164
                    GOVERNMENT AGENCY NOTES &
                    BONDS-- 3.3%
                    Federal Home Loan Bank
 20,000,000         5.41%, 7/11/97..................     19,969,944
 20,000,000         5.40%, 7/18/97..................     19,949,000
                                                         39,918,944
                    TOTAL SHORT-TERM INVESTMENTS
                      (COST 257,660,108)............    257,660,108

                   TOTAL INVESTMENTS--
                     (COST $915,375,011)....   99.9%  1,216,662,541
                   OTHER ASSETS AND
                     LIABILITIES-- NET......     0.1      1,780,470
                   NET ASSETS...............  100.0% $1,218,443,011

 * Non-income producing securities.
** Investment in a non-controlled affiliate. The Fund owns over 5% of outstanding voting securities. The Fund has a cost basis of $4,482,537 in this issue at June 30, 1997. The Fund did not earn any income from this investment during the period ended June 30, 1997.
 (a) Less than one-tenth of a percent.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                           SMALL CAP EQUITY INCOME FUND
(Evergreen Cone Tree Maple
 Leaf logo appears here)
                             SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (UNAUDITED)


 SHARES                                                    VALUE
COMMON STOCKS-- 71.8%
                  AEROSPACE & DEFENSE-- 2.2%
   18,000         Curtiss Wright Corp.................. $ 1,048,500
                  AUTOMOTIVE EQUIPMENT &
                  MANUFACTURING-- 0.1%
    6,000         Simpson Industries, Inc..............      63,750
                  BANKS-- 11.9%
    3,750         ABC Bancorp..........................      63,750
   21,000         Amcore Financial, Inc................     572,250
    3,000         BancorpSouth, Inc....................      87,000
   19,200         BSB Bancorp, Inc.....................     734,400
   15,500         CB Bancshares, Inc...................     542,500
   31,000         Commercial Bankshares, Inc...........     589,000
   30,000         CU Bancorp...........................     457,500
    6,000         First Essex Bancorp, Inc.............     105,000
    2,500         First Midwest Bancorp, Inc...........      79,219
   10,000         First Oak Brook Bancshares Inc. Cl.
                    A..................................     317,500
   16,000         First Palm Beach Bancorp, Inc........     544,000
    4,761         First State Bancorp..................      80,342
    3,334         FNB Corp.............................     107,521
    9,747         Hudson Chartered Bancorp, Inc........     275,353
   25,675         Independent Bancshares, Inc..........     340,193
   13,962         Interchange Financial Services
                    Corp...............................     326,362
    2,500         One Valley Bancorp of West Virginia,
                    Inc................................     105,000
    8,160         State Financial Services Corp........     173,400
    5,000         Susquehanna Bancshares, Inc..........     196,250
                                                          5,696,540
                  BUILDING, CONSTRUCTION &
                  FURNISHINGS-- 3.0%
   28,000         La-Z-Boy Chair Co....................   1,008,000
   30,100         Shelby Williams Industries, Inc......     410,112
                                                          1,418,112
                  BUSINESS EQUIPMENT &
                  SERVICES-- 2.0%
   21,400         American Business Products, Inc......     486,850
   15,000         American List Corp...................     451,875
                                                            938,725
                  CHEMICAL & AGRICULTURAL
                  PRODUCTS-- 0.5%
   10,500         Stepan Co............................     258,563
                  CONSUMER PRODUCTS & SERVICES-- 4.3%
   50,000         General Housewares Corp..............     493,750
   52,000         Oneida, Ltd..........................   1,387,750
    6,000         Polaris Industries, Inc..............     195,375
                                                          2,076,875

COMMON STOCKS-- CONTINUED
                  DIVERSIFIED COMPANIES-- 2.4%
   32,000         Mathews International Corp........... $ 1,168,000
                  ELECTRICAL EQUIPMENT &
                  SERVICES-- 2.1%
   27,600         Badger Meter, Inc....................     817,650
    8,100         Research, Inc........................      73,913
   10,000         Tech/OPS Sevcon, Inc.................     131,250
                                                          1,022,813
                  ENERGY-- 4.1%
    2,800         Berry Petroleum Co. Cl. A............      53,200
   24,000         Enron Global Power & Pipelines LLC...     799,500
   22,300         Penn Virginia Corp...................   1,092,700
                                                          1,945,400
                  FINANCE & INSURANCE-- 5.9%
      800         American Heritage Life Investment
                    Corp...............................      26,400
   26,000         Arthur J. Gallagher & Co.............     981,500
    2,350         Banc One Corp........................     113,828
   50,000         Horizon Financial Corp...............     812,500
    5,000         LaSalle Re Holdings, Ltd.............     147,500
    8,000         South Alabama Bancorp Inc............     130,000
   16,000         Trenwick Group, Inc..................     600,000
                                                          2,811,728
                  FOOD & BEVERAGE PRODUCTS-- 4.0%
   44,000         Bridgford Foods Corp.................     390,500
   20,000         Lance, Inc...........................     382,500
   16,000         Luby's Cafeterias, Inc...............     319,000
   76,100         Piccadilly Cafeterias, Inc...........     808,563
                                                          1,900,563
                  HEALTHCARE PRODUCTS & SERVICES-- 1.3%
   12,000         Kinetic Concepts, Inc................     216,000
   15,000         West Co., Inc. (The).................     429,375
                                                            645,375
                  INDUSTRIAL SPECIALTY PRODUCTS &
                  SERVICES-- 4.7%
   32,000         BW/IP, Inc...........................     650,000
    6,400         Met-Pro Corp.........................      96,800
    1,000         Petrolite Corp.......................      61,875
   25,200         Raven Industries, Inc................     607,950
   40,400         Spartech Corp........................     525,200
    8,000         Woodward Governor Co.................     289,000
                                                          2,230,825

                                  (CONTINUED)

                                    EVERGREEN
                           SMALL CAP EQUITY INCOME FUND
                                                    (Evergreen Cone Tree Maple
                                                     Leaf logo appears here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 June 30, 1997
                                  (UNAUDITED)


 SHARES                                                    VALUE
COMMON STOCKS-- CONTINUED
                   MACHINERY-- DIVERSIFIED-- 1.2%
    29,800         Gorman Rupp Co...................       $536,400
     1,000         Tennant Co.......................         33,250
                                                            569,650

                   METAL PRODUCTS & SERVICES-- 1.8%
   126,000         UNR Industries, Inc..............        866,250

                   REAL ESTATE-- 4.4%
       891         Bradley Real Estate, Inc. REIT...        17,152
     2,000         CBL & Associates Properties, Inc.
                     REIT...........................        48,000
    36,000         Columbus Realty Trust REIT.......       819,000
    36,000         Evans Withycombe Residential,
                     Inc. REIT......................       747,000
     1,000         Kranzco Realty Trust REIT........        17,000
     2,500         Sovran Self Storage, Inc. REIT...        73,125
     4,000         Summit Properties, Inc. REIT.....        82,500
    20,000         Sunstone Hotel Investors, Inc.
                     REIT...........................       290,000
                                                         2,093,777








                   RETAILING & WHOLESALE-- 0.4%
     2,800         Russ Berrie & Co., Inc...........         61,425
     7,500         Schultz Sav O Stores Inc.........        133,125
                                                            194,550


                   TELECOMMUNICATION SERVICES &
                   EQUIPMENT-- 2.4%
    28,000         BGS Systems, Inc.................        770,000
    37,500         Computer Language Research,
                     Inc............................        365,625
                                                          1,135,625
                   THRIFT INSTITUTIONS-- 3.1%
     4,000         First Financial Holdings, Inc....        128,000
    38,000         Jacksonville Bancorp, Inc........        572,375
    12,000         Maryland Federal Bancorp, Inc....        522,000
     7,000         People's Savings Financial
                     Corp...........................        263,375
                                                          1,485,750

                   UTILITIES-- ELECTRIC-- 4.1%
    33,000         Madison Gas & Electric Co........        676,500
    26,000         Northwestern Public Service
                     Co.............................        559,000
    14,000         Otter Tail Power Co..............        462,000
    12,000         TNP Enterprises, Inc.............        278,250
                                                          1,975,750

COMMON STOCKS-- CONTINUED
                   UTILITIES-- GAS-- 5.9%
    29,100         Chesapeake Utilities Corp........     $  494,700
    30,000         Connecticut Energy Corp..........        727,500
    12,700         Delta Natural Gas Co., Inc.......        225,425
     4,000         Energen Corp.....................        134,750
     7,400         NUI Corp.........................        166,037
                   Public Service Company of North
    26,000           Carolina, Inc..................        498,875
    26,000         Southwest Gas Corp...............        516,750
     2,000         United Cities Gas Co.............         47,000
                   TOTAL COMMON STOCKS
                     (COST $30,020,465).............      2,811,037
                                                         34,358,158

CONVERTIBLE PREFERRED-- 6.7%
                   ENERGY-- 1.2%
    16,000         Callon Petroleum Co.
                     8.50%, Series A................        588,000
                   FINANCE & INSURANCE-- 1.4%
    12,000         American Heritage Life Investment
                     Corp.
                     8.50%, PRIDES..................        660,000
                   INDUSTRIAL SPECIALTY PRODUCTS &
                   SERVICES-- 2.2%
    63,000         Worthington Industries, Inc.
                     7.25%, DECS....................      1,055,250
                   PUBLISHING, BROADCASTING &
                   ENTERTAINMENT-- 0.3%
     4,000         AMC Entertainment, Inc.
                     $1.75..........................        127,000

                   TRANSPORTATION-- 1.6%
    15,000         Hvide Capital Trust 6.50%,
                     144A...........................        787,500
                   TOTAL CONVERTIBLE PREFERRED
                     (COST $3,010,466)..............      3,217,750
PRINCIPAL
  AMOUNT

CONVERTIBLE DEBENTURES-- 12.7%
                   BANKS-- 1.6%
$  700,000         First State Bancorp.
                     7.50%, 4/30/17.................        768,250
                   BUILDING, CONSTRUCTION &
                   FURNISHINGS-- 0.6%
   270,000         Toll Corp.
                     4.75%, 1/15/04.................        272,700
                   BUSINESS EQUIPMENT & SERVICES-- 0.4%
   200,000         Personnel Group Of America, Inc.
                     5.75%, 7/1/04, 144A............        213,000

                                  (CONTINUED)

                                    EVERGREEN
                           SMALL CAP EQUITY INCOME FUND
(Evergreen Cone Tree Maple
 Leaf logo appears here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 June 30, 1997
                                  (UNAUDITED)

PRINCIPAL
  AMOUNT                                                 VALUE
CONVERTIBLE DEBENTURES-- CONTINUED
                   ELECTRICAL EQUIPMENT & SERVICES-- 2.4%
$1,050,000         Photronics, Inc.
                     6.00%, 6/1/04.................. $    1,165,500
                   ENERGY-- 1.9%
   250,000         Key Energy Group, Inc.
                     7.50%, 7/1/03, 144A............        452,500
   425,000         Offshore Logistics, Inc.
                     6.00%, 12/15/03, 144A..........        456,875
                                                            909,375
                   HEALTHCARE PRODUCTS & SERVICES-- 1.2%
   140,000         Maxxim Medical, Inc.
                     6.75%, 3/1/03..................        150,150
   480,000         Meridian Diagnostics, Inc.
                     7.00%, 9/1/06..................        412,800
                                                            562,950
                   INDUSTRIAL SPECIALTY PRODUCTS &
                   SERVICES-- 1.8%
   610,000         Robbins & Myers, Inc.
                     6.50%, 9/1/03..................        866,200
                   RETAILING & WHOLESALE-- 2.8%
   500,000         Central Garden & Pet Co.
                     6.00%, 11/15/03, 144A..........        550,000
   750,000         Proffitt's, Inc.
                     4.75%, 11/1/03.................        806,250
                                                          1,356,250
                   TOTAL CONVERTIBLE DEBENTURES
                     (COST $5,488,238)..............      6,114,225

SHORT-TERM INVESTMENTS-- 7.6%
                   GOVERNMENT AGENCY NOTES & BONDS-- 7.6%
$  300,000         Federal Farm Credit Bank
                     5.42%, 7/1/97.................. $      300,000
                   Federal Home Loan Bank
   100,000         5.43%, 7/2/97....................         99,985
   100,000         5.41%, 7/11/97...................         99,850
 1,350,000         5.40%, 7/18/97...................      1,346,557
                   Federal Home Loan Mortgage
   540,000         5.40%, 7/9/97....................        539,352
   110,000         5.43%, 7/11/97...................        109,834
   500,000         5.42%, 7/14/97...................        499,022
                   Federal National Mortgage
                     Association
   100,000         5.40%, 7/14/97...................         99,805
   550,000         5.43%, 7/30/97...................        547,594
                   TOTAL SHORT-TERM INVESTMENTS
                     (COST $3,641,999)..............      3,641,999

                  TOTAL INVESTMENTS--
                    (COST $42,161,168).........   98.8%  47,332,132
                  OTHER ASSETS AND
                    LIABILITIES-- NET..........     1.2     556,383
                  NET ASSETS...................  100.0% $47,888,515

DECS-- Dividend Enhanced Convertible Stock.
PRIDES-- Preferred Redeemable Increased Dividend Equity Securities. 144A-- Rule 144A securities are restricted as to resale to qualified institutional investors.
REIT-- Real Estate Investment Trust

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                   UTILITY FUND
                                               (Evergreen Cone Tree Light Bulb
                                                       logo appears here)
                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (UNAUDITED)


  SHARES                                                  VALUE
COMMON STOCKS-- 81.2%
                   AUTOMOTIVE EQUIPMENT &
                   MANUFACTURING-- 2.9%
  100,000          Ford Motor Co..................... $  3,775,000
                   OIL FIELD SERVICES-- 1.9%
  250,000          Chesapeake Energy Corporation.....    2,453,125
                   TELECOMMUNICATION SERVICES &
                   EQUIPMENT-- 2.8%
   50,000          Nokia Corp........................    3,687,500
                   UTILITIES-- ELECTRIC-- 48.1%
   82,000          American Electric Power
                     Co., Inc........................    3,444,000
  100,000          Central Hudson Gas &
                     Electric Corp...................    3,443,750
  100,000          CINergy Corp......................    3,481,250
   88,774          Duke Power Co.....................    4,255,604
  150,000          Enova Corp........................    3,609,375
   80,000          FPL Group, Inc....................    3,685,000
  100,000          GPU, Inc..........................    3,587,500
  170,000          Houston Industries., Inc..........    3,644,375
  100,000          Illinova Corp.....................    2,200,000
  125,000          Long Island Lighting Co...........    2,875,000
   48,000          NIPSCO Industries, Inc............    1,983,000
  100,000          PacifiCorp........................    2,200,000
  100,000          Pinnacle West Capital Corp........    3,006,250
  110,000          Portland General Corp.............    4,365,625
  150,000          PP&L Resources, Inc...............    2,990,625
  100,000          Public Service Co. of Colorado....    4,150,000
  100,000          Public Service Enterprise
                     Group, Inc......................    2,500,000
  100,000          Texas Utilities Co................    3,443,750
  120,000          UtiliCorp United, Inc.............    3,495,000
                                                        62,360,104
                   UTILITIES-- GAS-- 4.8%
  105,000          NICOR Inc.........................    3,766,875
   50,000          Northwest Natural Gas Co..........    1,309,375
   30,000          Peoples Energy Corp...............    1,123,125
                                                         6,199,375
                   UTILITIES-- TELEPHONE-- 20.7%
  100,000          ALLTEL Corp.......................    3,343,750
   40,000          Ameritech Corp....................    2,717,500
   70,000          BellSouth Corp....................    3,246,250
   80,000          GTE Corp..........................    3,510,000
  100,000          MCI Communications Corp...........    3,828,125

COMMON STOCKS-- CONTINUED
                   UTILITIES-- TELEPHONE-- CONTINUED
   50,000          SBC Communications, Inc........... $  3,093,750
   60,000          Sprint Corp.......................    3,157,500
  105,000          U.S. West Communications Group,
                     Inc.............................    3,957,187
                                                        26,854,062
                   TOTAL COMMON STOCKS
                     (COST $90,775,011)..............  105,329,166
CONVERTIBLE PREFERRED-- 14.2%
                   ENERGY-- 2.2%
   50,000          Unocal Corp.
                     6.25% 144A......................    2,887,500
                   UTILITIES-- ELECTRIC-- 2.3%
   50,000          AES Trust I
                     Series A 5.375% TECONS..........    2,943,750
                   UTILITIES-- GAS-- 2.9%
   70,000          MCN Financing III
                     8% PRIDES.......................    3,806,250
                   UTILITIES-- TELEPHONE-- 6.8%
  125,000          AirTouch Communications, Inc.
                     6.0%, Series B..................    3,562,500
   24,000          Compania de Inversiones en
                     Telecomunicaciones SA PRIDES*
                     (exchangeable for ADS's of
                     Telefonica de Argentina SA)
                     144A............................    1,626,000
  100,000          Sprint Corp. (SNG)
                     8.25%, DECS.....................    3,612,500
                                                         8,801,000
                   TOTAL CONVERTIBLE PREFERRED
                     (COST $17,017,190)..............   18,438,500

PRINCIPAL
  AMOUNT
REPURCHASE AGREEMENT-- 1.3%
$1,635,331         Donaldson, Lufkin & Jenrette
                     Securities Corp., 5.9%, 7/1/97
                     (a).............................    1,635,331

                   TOTAL INVESTMENTS--
                     (COST $109,427,532)......   96.7%  125,402,997
                   OTHER ASSETS AND
                     LIABILITIES-- NET........     3.3    4,257,940
                   NET ASSETS.................  100.0% $129,660,937

(a) Repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices on June 30, 1997.
PRIDES-- Preferred Redeemable Increased Dividend Equity Securities. PRIDES*-- Provisionally Redeemable Income Debt Exchangeable for Stock. TECONS-- Term Convertible Shares.
144A-- Rule 144A securities are restricted as to resale to qualified institutional investors.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                    VALUE FUND
(Evergreen Cone Tree
  logo appears here)
                              SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (UNAUDITED)

   SHARES                                               VALUE
COMMON STOCKS-- 90.9%
                     AUTOMOTIVE EQUIPMENT &
                     MANUFACTURING-- 1.4%
    626,500          Ford Motor Co................. $   23,650,375
                     BANKS-- 15.4%
    400,000          BankBoston Corp...............     28,825,000
    380,000          Bankers Trust Corp............     33,060,000
    800,000          Central Fidelity Banks,
                       Inc.........................     28,400,000
     95,000          Chase Manhattan Corp..........      9,220,937
     75,000          Citicorp......................      9,042,188
    675,000          CoreStates Financial Corp.....     36,281,250
    450,000          First Chicago NBD Corp........     27,225,000
    367,500          First Security Corp...........     10,037,344
    425,000          First Tennessee National
                       Corp........................     20,400,000
    405,000          NationsBank Corp..............     26,122,500
    230,000          SouthTrust Corp...............      9,516,250
    240,000          Summit Bancorp................     12,030,000
    200,000          Union Planters Corp...........     10,375,000
                                                       260,535,469
                     BUSINESS EQUIPMENT &
                     SERVICES-- 1.9%
    841,610       *  Cabletron Systems, Inc........     23,828,083
    100,000          International Business
                       Machines Corp...............      9,018,750
                                                        32,846,833
                     CHEMICAL & AGRICULTURAL
                     PRODUCTS-- 1.9%
    366,200          Dow Chemical Co...............     31,905,175
                     COMMUNICATION SYSTEMS &
                     SERVICES-- 0.9%
    225,500       *  Cisco Systems, Inc............     15,136,688
                     CONSUMER PRODUCTS &
                     SERVICES-- 2.3%
    888,300          Philip Morris Companies,
                       Inc.........................     39,418,313
                     DIVERSIFIED COMPANIES-- 9.0%
    300,000          Fluor Corp....................     16,556,250
    808,200          Fortune Brands, Inc...........     30,155,962
  1,000,000          Frontier Corp.................     19,937,500
    673,200          General Electric Co...........     44,010,450
    170,000          Loews Corp....................     17,021,250
    560,000          Tenneco, Inc..................     25,305,000
                                                       152,986,412

COMMON STOCKS-- CONTINUED
                     ELECTRICAL EQUIPMENT &
                     SERVICES-- 7.3%
  1,365,000       *  ADT Ltd....................... $   45,045,000
    350,000       *  Applied Materials, Inc........     24,784,375
    850,000          CINergy Corp..................     29,590,625
    463,900          Varian Associates, Inc........     25,166,575
                                                       124,586,575
                     ENERGY-- 9.9%
  1,027,500          Cabot Corp....................     29,155,312
    247,600          Mobil Corp....................     17,301,050
    637,500          Sonat, Inc....................     32,671,875
    154,800          Texaco, Inc...................     16,834,500
  1,350,000          Tosco Corp....................     40,415,625
    700,000          Union Pacific Resource Group,
                       Inc.........................     17,412,500
    360,000          Unocal Corp...................     13,972,500
                                                       167,763,362
                     FINANCE & INSURANCE-- 2.7%
    300,000          Hartford Financial Services
                       Group, Inc. (The)...........     24,825,000
    525,000          Travelers Property Casualty
                       Corp. Cl. A.................     20,934,375
                                                        45,759,375
                     FOOD & BEVERAGE PRODUCTS-- 6.1%
    740,750          American Stores Co............     36,574,531
    808,200          Gallaher Group Plc............     14,901,188
    644,400          General Mills, Inc............     41,966,550
  1,602,475       *  Shoney's Inc..................      9,514,695
                                                       102,956,964
                     HEALTHCARE PRODUCTS &
                     SERVICES-- 7.9%
    555,800          Bristol-Myers Squibb Co.......     45,019,800
    790,300          Pharmacia & Upjohn, Inc.......     27,462,925
  1,349,999       *  Tenet Healthcare Corp.........     39,909,345
  1,100,800       *  Value Health, Inc.............     22,291,200
                                                       134,683,270

                                  (CONTINUED)

                                    EVERGREEN
                                    VALUE FUND
                                                        (Evergreen Cone Tree
                                                         logo appears here)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 June 30, 1997
                                  (UNAUDITED)


   SHARES                                               VALUE
COMMON STOCKS-- CONTINUED
                     INDUSTRIAL SPECIALTY PRODUCTS &
                       SERVICES-- 1.0%
    229,600          Aluminum Co. of America....... $   17,306,100
                     INFORMATION SERVICES &
                     TECHNOLOGY-- 1.0%
    120,400          Intel Corp....................     17,074,225
                     MANUFACTURING--
                     DISTRIBUTING-- 1.2%
    500,000       *  Teradyne, Inc.................     19,625,000
                     OIL-- 6.8%
    342,900          Ashland Inc...................     15,901,988
    200,000          Enron Corp....................      8,162,500
    370,000          Kerr-McGee Corp...............     23,448,750
    965,000          Ultramar Diamond Shamrock
                       Corp........................     31,483,125
    841,350          Williams Companies., Inc.
                       (The).......................     36,809,062
                                                       115,805,425
                     TELECOMMUNICATION SERVICES &
                     EQUIPMENT-- 2.8%
    646,600          Nokia Corp....................     47,686,750
                     TRANSPORTATION-- 3.3%
    262,100          Burlington Northern Santa Fe..     23,556,238
    322,900          Norfolk Southern Corp.........     32,532,175
                                                        56,088,413
                     UTILITIES-- 8.1%
    500,000          CMS Energy Corp...............     17,625,000
    700,000          GPU, Inc......................     25,112,500
    683,200          GTE Corp......................     29,975,400
    637,800          Houston Industries., Inc......     13,672,837
  1,200,000          Illinova Corp.................     26,400,000
    671,800          NICOR Inc.....................     24,100,825
                                                       136,886,562
                     TOTAL COMMON STOCKS
                       (COST $1,186,928,103).......  1,542,701,286

CONVERTIBLE PREFERRED-- 1.7%
                     ENERGY-- 0.8%
    227,664          Unocal Corp.
                       6.25%, 144A................. $   13,147,596
                     MANUFACTURING-- DISTRIBUTING-- 0.9%
     98,200          Case Corp.
                       4.50%, Series A, 144A.......     15,491,050
                     TOTAL CONVERTIBLE PREFERRED
                       (COST $24,199,251)..........     28,638,646

 PRINCIPAL
   AMOUNT
REPURCHASE AGREEMENT-- 7.9%
$133,290,921         Donaldson, Lufkin & Jenrette
                       Securities Corp.,
                       5.9%, 7/1/97 (a)............    133,290,921

                     TOTAL INVESTMENTS
                       (COST
                       $1,344,041,623)......  100.5%  1,704,630,853
                     OTHER ASSETS AND
                       LIABILITIES-- NET....   (0.5)    (7,696,174)
                     NET ASSETS.............  100.0% $1,696,934,679

* Non-income producing securities.
(a) Repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at June 30, 1997.
144A-- Rule 144A securities are restricted as to resale to qualified institutional investors.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
(Cone logo appears here)
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                                 June 30, 1997

                                                          (G&I Tree logo)   (Maple leaf logo) (Light Bulb Tree logo) (Tree logo)
                                                              GROWTH &           SMALL CAP
                                                               INCOME          EQUITY INCOME        UTILITY             VALUE
                                                                FUND               FUND               FUND               FUND
ASSETS
  Investments at value (identified cost-- $915,375,011,
    $42,161,168, $109,427,532, and $1,344,041,623,
    respectively).......................................   $1,216,662,541       $47,332,132       $125,402,997      $1,704,630,853
  Cash..................................................          324,393            49,941              3,455                   0
  Receivable for investments sold.......................                0                 0          3,955,235                   0
  Receivable for Fund shares sold.......................        7,435,848           954,850              2,624           1,661,469
  Dividends and interest receivable.....................          680,348           164,475            526,937           3,138,459
  Unamortized organization expense......................                0             8,688                  0                   0
  Prepaid expenses......................................           60,289            27,429             40,833              34,423
      Total assets......................................    1,225,163,419        48,537,515        129,932,081       1,709,465,204
LIABILITIES
  Payable for investments purchased.....................        3,483,168           556,348                  0                   0
  Payable for Fund shares repurchased...................        1,699,965               889            164,667          11,227,141
  Advisory & administration fees payable................          916,903            55,199             37,075             748,106
  Distribution fee payable..............................          340,468             4,427             33,063             184,945
  Due to affiliates.....................................           53,109             6,177             11,691              90,024
  Accrued expenses and other liabilities................          226,795            25,960             24,648             280,309
      Total liabilities.................................        6,720,408           649,000            271,144          12,530,525
NET ASSETS..............................................   $1,218,443,011       $47,888,515       $129,660,937      $1,696,934,679
NET ASSETS REPRESENTED BY
  Paid-in capital.......................................   $  900,152,200       $41,895,691       $103,679,513      $1,278,697,944
  Undistributed net investment income (accumulated
    distributions in excess of net investment income)...         (494,577)           14,548            205,350             (28,950)
  Accumulated undistributed net realized gains on
    investments.........................................       17,497,858           807,312          9,800,609          57,676,455
  Net unrealized appreciation on investments............      301,287,530         5,170,964         15,975,465         360,589,230
      Total net assets..................................   $1,218,443,011       $47,888,515       $129,660,937      $1,696,934,679
NET ASSETS CONSISTS OF
  Class A...............................................   $  148,641,486       $ 2,747,400       $ 91,466,785      $  365,388,180
  Class B...............................................      481,092,038         5,659,128         36,298,940         254,154,156
  Class C...............................................       20,816,905         1,850,765            366,678           2,306,053
  Class Y...............................................      567,892,582        37,631,222          1,528,534       1,075,086,290
      Total net assets                                     $1,218,443,011       $47,888,515       $129,660,937      $1,696,934,679
SHARES OUTSTANDING
  Class A...............................................        5,762,046           184,219          8,139,650          15,878,306
  Class B...............................................       18,749,737           380,353          3,230,704          11,042,063
  Class C...............................................          811,224           124,479             32,635             100,266
  Class Y...............................................       21,993,331         2,520,558            136,044          46,725,299
NET ASSET VALUE PER SHARE
  Class A...............................................   $        25.80       $     14.91       $      11.24      $        23.01
  Class A-- Offering price (based on maximum initial sales
    charge of 4.75%)....................................   $        27.09       $     15.65       $      11.80      $        24.16
  Class B...............................................   $        25.66       $     14.88       $      11.24      $        23.02
  Class C...............................................   $        25.66       $     14.87       $      11.24      $        23.00
  Class Y...............................................   $        25.82       $     14.93       $      11.24      $        23.01

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
                                                        (Cone logo appears here)
                      STATEMENTS OF OPERATIONS (UNAUDITED)
                                 June 30, 1997

                                                          (G&I Tree logo)   (Maple leaf logo) (Light Bulb Tree logo) (Tree logo)
                                                                  GROWTH &          SMALL CAP
                                                                   INCOME         EQUITY INCOME        UTILITY           VALUE
                                                                    FUND              FUND              FUND              FUND
INVESTMENT INCOME
  Interest...................................................   $  5,435,349       $   171,441       $   241,621      $  2,744,008
  Dividends (net foreign withholding taxes of $2,188, $0,
    $13,865, and $66,594, respectively)......................      4,458,640           407,213         2,948,263        17,960,916
TOTAL INCOME.................................................      9,893,989           578,654         3,189,884        20,704,924
EXPENSES
  Management fee.............................................      4,720,408           134,545           327,301         4,005,187
  Distribution Plan expenses.................................      1,954,883            13,750           254,008         1,550,846
  Transfer agent fees........................................        717,809            17,131            89,297           518,987
  Administration fees........................................              0                 0            24,649           300,719
  Trustees fees..............................................          4,702             2,525             1,346            17,628
  Custodian fees.............................................        123,477            22,786            59,067           212,594
  Professional fees..........................................         16,448            13,407            13,727            28,729
  Printing...................................................        203,647             4,715            42,412           157,451
  Registration fees..........................................        112,949            33,372            34,255            57,300
  Amortization of organization expenses......................              0             2,841            13,764                 0
  Other......................................................         15,574             4,070            55,667            24,622
      Total expenses.........................................      7,869,897           249,142           915,493         6,874,063
  Less: Indirectly paid expenses.............................         (2,717)           (1,089)           (8,049)           (1,012)
  Fee waiver and/or expense reimbursement from Investment
    Adviser                                                                0           (53,123)         (125,650)                0
      Net expenses...........................................      7,867,180           194,930           781,794         6,873,051
  NET INVESTMENT INCOME......................................      2,026,809           383,724         2,408,090        13,831,873
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments...........................     17,542,203           767,649         9,823,916        58,756,371
  Net change in unrealized appreciation on investments.......    123,944,285         3,665,972        (2,001,991)      122,323,851
  Net realized and unrealized gain on investments............    141,486,488         4,433,621         7,821,925       181,080,222
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......   $143,513,297       $ 4,817,345       $10,230,015      $194,912,095

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
(Cone logo appears here)
                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
                                 June 30, 1997

                                                          (G&I Tree logo)   (Maple leaf logo) (Light Bulb Tree logo) (Tree logo)
                                                              GROWTH &           SMALL CAP
                                                               INCOME          EQUITY INCOME        UTILITY             VALUE
                                                                FUND               FUND               FUND               FUND
OPERATIONS
  Net investment income.................................   $    2,026,809       $   383,724       $  2,408,090      $   13,831,873
  Net realized gain on investments......................       17,542,203           767,649          9,823,916          58,756,371
  Net change in unrealized appreciation on investments..      123,944,285         3,665,972         (2,001,991)        122,323,851
    Net increase in net assets resulting from
      operations........................................      143,513,297         4,817,345         10,230,015         194,912,095
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
    Class A.............................................         (288,051)          (12,419)        (1,723,113)         (2,937,615)
    Class B.............................................                0           (19,871)          (540,103)         (1,096,350)
    Class C.............................................                0            (7,739)            (5,334)             (9,112)
    Class Y.............................................       (1,738,758)         (332,480)           (34,907)        (10,081,209)
  In excess of net investment income:
    Class A.............................................          (69,425)                0                  0              (6,021)
    Class B.............................................                0                 0                  0              (2,247)
    Class C.............................................                0                 0                  0                 (19)
    Class Y.............................................         (419,065)                0                  0             (20,663)
  From net realized gain on investments:
    Class A.............................................                0                 0                  0                   0
    Class B.............................................                0                 0                  0                   0
    Class C.............................................                0                 0                  0                   0
    Class Y.............................................                0                 0                  0                   0
  In excess of net realized gain in investments:
    Class A.............................................                0                 0                  0                   0
    Class B.............................................                0                 0                  0                   0
    Class C.............................................                0                 0                  0                   0
    Class Y.............................................                0                 0                  0                   0
    Total distributions to shareholders.................       (2,515,299)         (372,509)        (2,303,457)        (14,153,236)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold:
    Class A.............................................       59,141,605         2,264,755            311,194          16,853,741
    Class B.............................................      199,540,153         4,649,918          1,093,985          43,576,272
    Class C.............................................       10,056,102         1,697,907              3,626             938,841
    Class Y.............................................      117,720,982        25,830,781            166,182         120,908,248
  Payment for shares redeemed:
    Class A.............................................      (12,202,690)          (36,455)       (12,132,503)        (20,989,217)
    Class B.............................................      (15,431,784)          (63,548)        (5,976,780)        (13,179,109)
    Class C.............................................       (1,047,360)          (69,243)           (60,342)           (314,200)
    Class Y.............................................      (63,775,238)         (711,202)          (755,193)       (165,526,691)
  Net asset value of shares issued in reinvestment of
    distributions:
    Class A.............................................          352,217            12,209          1,419,684           2,835,381
    Class B.............................................                0            19,444            492,000           1,086,555
    Class C.............................................                0             7,415              4,963               9,201
    Class Y.............................................        1,639,664           165,502             18,010           6,740,167
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      295,993,651        33,767,483        (15,415,174)         (7,060,811)
      Total increase (decrease) in net assets...........      436,991,649        38,212,319         (7,488,616)        173,698,048
NET ASSETS
  Beginning of period...................................      781,451,362         9,676,196        137,149,553       1,523,236,631
  END OF PERIOD.........................................   $1,218,443,011       $47,888,515       $129,660,937      $1,696,934,679
Undistributed (accumulated distributions in excess of) net
  investment income.....................................   $     (494,577)      $    14,548       $    205,350      $      (28,950)

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
                                                        (Cone logo appears here)
                      STATEMENTS OF CHANGES IN NET ASSETS
                          Year Ended December 31, 1996

                                                          (G&I Tree logo)   (Maple leaf logo) (Light Bulb Tree logo) (Tree logo)
                                                               GROWTH &          SMALL CAP
                                                                INCOME         EQUITY INCOME        UTILITY             VALUE
                                                                 FUND              FUND               FUND               FUND
OPERATIONS
  Net investment income...................................   $  3,525,699       $   207,498       $  5,338,113      $   25,598,949
  Net realized gain on investments........................     11,660,346           329,191          3,459,558         216,135,176
  Net change in unrealized appreciation (depreciation)
    on investments........................................    102,653,116           833,605         (3,509,310)         11,014,356
    Net increase in net assets resulting from operations..    117,839,161         1,370,294          5,288,361         252,748,481
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
    Class A...............................................       (346,965)           (7,618)        (3,887,411)         (5,758,586)
    Class B...............................................        (65,442)           (9,798)        (1,173,301)         (1,939,188)
    Class C...............................................         (2,714)             (710)           (11,835)            (14,165)
    Class Y...............................................     (3,093,315)         (186,039)          (229,804)        (19,538,457)
  In excess of net investment income:
    Class A...............................................           (602)                0                  0                   0
    Class B...............................................           (114)                0                  0                   0
    Class C...............................................             (5)                0                  0                   0
    Class Y...............................................         (5,366)                0                  0                   0
  From net realized gain on investment:
    Class A...............................................     (1,255,570)          (12,475)        (2,465,668)        (45,832,278)
    Class B...............................................     (3,652,416)          (27,933)          (979,858)        (27,532,324)
    Class C...............................................       (141,822)           (1,936)           (10,055)           (204,292)
    Class Y...............................................     (6,629,223)         (279,606)           (53,192)       (141,841,285)
  In excess of net realized gain in investment:
    Class A...............................................         (4,767)                0            (16,378)           (229,771)
    Class B...............................................        (13,868)                0             (6,509)           (138,028)
    Class C...............................................           (538)                0                (67)             (1,024)
    Class Y...............................................        (25,172)                0               (353)           (711,093)
    Total distributions to shareholders...................    (15,237,899)         (526,115)        (8,834,431)       (243,740,491)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold:
    Class A...............................................     76,959,622           285,774          2,626,118          23,895,251
    Class B...............................................    185,314,202           341,494          8,401,385          47,442,303
    Class C...............................................      7,294,757            48,265            274,673             832,827
    Class Y...............................................    200,509,060         3,628,792          1,120,499         324,801,783
  Payment for shares redeemed:
    Class A...............................................    (21,729,967)         (213,193)       (16,984,094)        (39,736,035)
    Class B...............................................    (13,411,376)          (11,697)        (6,652,890)        (18,943,891)
    Class C...............................................       (597,615)          (22,125)          (135,909)           (377,207)
    Class Y...............................................   (135,786,868)         (912,038)        (6,607,014)       (316,060,052)
  Net asset value of shares issued in reinvestment of
    distributions:
    Class A...............................................      1,546,893            19,575          5,051,093          49,562,452
    Class B...............................................      3,613,927            36,358          1,935,353          28,693,188
    Class C...............................................        115,108             1,697             20,723             215,421
    Class Y...............................................      7,729,161           316,899             74,971         108,890,530
Shares issued in acquistion of FFB Lexicon Capital
  Appreciation Fund
    Class Y...............................................    159,432,723                 0                  0                   0
Shares issued in acquistion of FFB Lexicon Selct Value Fund
    Class Y...............................................              0                 0                  0          95,883,824
Shares issued in acquistion of FFB Lexicon Equity Fund
    Class Y...............................................              0                 0                  0          14,077,973
    Net increase (decrease) in net assets resulting from
      capital share transactions..........................    470,989,627         3,519,801        (10,875,092)        319,178,367
      Total increase (decrease) in net assets.............    573,590,889         4,363,980        (14,421,162)        328,186,357
NET ASSETS
  Beginning of period.....................................    207,860,473         5,312,216        151,570,715       1,195,050,274
  END OF PERIOD...........................................   $781,451,362       $ 9,676,196       $137,149,553      $1,523,236,631
Undistributed (accumulated distributions in excess of) net
  investment income.......................................   $     (6,087)      $     3,333       $    100,717      $      292,413

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
(Cone logo appears here)
               COMBINED NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND NATURE OF ORGANIZATIONS

The Evergreen Keystone Growth and Income Funds (the "Funds") consist of Evergreen Growth and Income Fund ("Growth and Income"), Evergreen Small Cap Equity Income Fund ("Small Cap"), Evergreen Utility Fund ("Utility") and Evergreen Value Fund ("Value") each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end investment companies. Growth and Income is a Massachusetts business trust organized in 1986. Small Cap is a separate series of the Evergreen American Retirement Trust, a Massachusetts business trust organized in 1987. Utility and Value are separate series of the Evergreen Investment Trust (formerly the First Union Funds) a Massachusetts business trust organized in 1984.

Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union National Bank of North Carolina, is the Investment Adviser for Growth & Income and Small Cap. First Union is the Investment Adviser for Utility and Value. Each Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are offered at a public offering price which includes a maximum sales charge of 4.75% payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are available without a front-end sales charge or contingent deferred sales charge only to investment advisory clients of First Union Corp. and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union Corp. and its affiliates as of December 30, 1994.

2. ACQUISITION INFORMATION

Effective January 1, 1996, First Fidelity Bancorporation ("First Fidelity") merged with First Union National Carolina ("First Union"). Effective on the close of business on January 19, 1996, Growth and Income acquired substantially all of the net assets of FFB Lexicon Capital Appreciation Fund, an open-end investment company registered under the Act valued at $159,432,723. The net assets were exchanged through a non-taxable exchange for 8,631,861 Class Y shares of Growth and Income valued at $18.47 per share. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $31,537,903. The aggregate net assets of Growth and Income upon the acquisition were $375,936,243.

Effective on the close of business on January 19, 1996, Value acquired substantially all the net assets of FFB Lexicon Select Value Fund and FFB Equity Fund, open-end investment companies registered under the Act valued at $95,883,824 and $14,077,973, respectively. The net assets of these Funds were exchanged through a non-taxable exchange for 4,720,676 and 692,924 Class Y shares of Value at $20.31 per share. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $12,858,729 and $2,218,691, respectively. The aggregate net assets of Value upon acquisitions were $1,310,431,335.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

A. VALUATION OF SECURITIES
Investments in securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") are valued at the last reported sales price. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. Debt securities (other than short term securities) are valued at prices provided by an independent pricing service. Securities for which market quotations are not available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

                                EVERGREEN KEYSTONE
                                                        (Cone logo appears here)
              COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

C. FOREIGN CURRENCY
The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions and foreign currency related transactions. Foreign currency gains and losses from the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received are included in dividend and interest income. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on investments.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and accretion of premiums. Dividend income is recorded on the ex-dividend date.

F. FEDERAL INCOME TAXES
The Funds have qualified and intend to qualify in the future as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds are relieved of any federal income tax liability by distributing all of their net taxable investment income and net taxable capital gains, if any, to their shareholders. The Funds also intend to avoid excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

G. DISTRIBUTIONS
Distributions from net investment income for the Funds are declared and paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax treatment of such distributions for the calendar year will be reported to shareholders prior to February 1, 1998.

H. CLASS DESCRIPTIONS & ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

I. ORGANIZATION EXPENSES
Organization expenses are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by First Union Corp. during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

2. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest authorized. The shares are divided into classes which are designated Class A, Class B, Class C and Class Y shares. The classes have identical voting, dividend, liquidation and other rights, except that Class A, Class B and Class C shares bear distribution expenses and have exclusive voting rights with respect to their distribution plans. Transactions in shares of the Funds were as follows:

                                EVERGREEN KEYSTONE
(Cone logo appears here)
               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

GROWTH AND INCOME
                                                                             SIX MONTHS ENDED                 YEAR ENDED
                                                                              JUNE 30, 1997               DECEMBER 31, 1996
                                                                          SHARES         AMOUNT         SHARES         AMOUNT
CLASS A
Shares sold..........................................................    2,500,896    $ 59,141,605     3,719,917    $ 76,959,622
Shares issued on reinvestment of distributions.......................       14,527         352,217        69,271       1,546,893
Shares redeemed......................................................     (517,994)    (12,202,690)   (1,044,500)    (21,729,967)
Net increase.........................................................    1,997,429    $ 47,291,132     2,744,688    $ 56,776,548
CLASS B
Shares sold..........................................................    8,490,566    $199,540,153     8,914,571    $185,314,202
Shares issued on reinvestment of distributions.......................            0               0       160,953       3,613,927
Shares redeemed......................................................     (656,203)    (15,431,784)     (646,461)    (13,411,376)
Net increase.........................................................    7,834,363    $184,108,369     8,429,063    $175,516,753
CLASS C
Shares sold..........................................................      427,163    $ 10,056,102       348,918    $  7,294,757
Shares issued on reinvestment of distributions.......................           --              --         5,130         115,108
Shares redeemed......................................................      (44,428)     (1,047,360)      (29,065)       (597,615)
Net increase.........................................................      382,735    $  9,008,742       324,983    $  6,812,250
CLASS Y
Shares sold..........................................................    5,028,131    $117,720,982     9,899,164    $200,509,060
Shares issued in acquisition of FFB Lexicon Capital Appreciation
  Fund...............................................................           --              --     8,631,861     159,432,723
Shares issued on reinvestment of distributions.......................       67,503       1,639,664       349,251       7,729,161
Shares redeemed......................................................   (2,710,344)    (63,775,238)   (6,820,349)   (135,786,868)
Net increase.........................................................    2,385,290      55,585,408    12,059,927     231,884,076
Total net increase resulting from Fund share transactions............   12,599,817    $295,993,651    23,558,661    $470,989,627

SMALL CAP

                                                                                    SIX MONTHS ENDED             YEAR ENDED
                                                                                     JUNE 30, 1997            DECEMBER 31, 1996
                                                                                 SHARES        AMOUNT       SHARES       AMOUNT
CLASS A
Shares sold..................................................................     160,273    $ 2,264,755     23,318    $  285,774
Shares issued on reinvestment of distributions...............................         854         12,209      1,564        19,575
Shares redeemed..............................................................      (2,565)       (36,455)   (17,926)     (213,193)
Net increase.................................................................     158,562    $ 2,240,509      6,956    $   92,156
CLASS B
Shares sold..................................................................     330,749    $ 4,649,918     27,963    $  341,494
Shares issued on reinvestment of distributions...............................       1,365         19,444      2,883        36,358
Shares redeemed..............................................................      (4,618)       (63,548)      (966)      (11,697)
Net increase.................................................................     327,496    $ 4,605,814     29,880    $  366,155
CLASS C
Shares sold..................................................................     124,589    $ 1,697,907      3,956    $   48,265
Shares issued on reinvestment of distributions...............................         521          7,415        136         1,697
Shares redeemed..............................................................      (4,929)       (69,243)    (1,838)      (22,125)
Net increase.................................................................     120,181    $ 1,636,079      2,254    $   27,837
CLASS Y
Shares sold..................................................................   1,905,879    $25,830,781    289,906    $3,628,792
Shares issued on reinvestment of distributions...............................      11,719        165,502     25,358       316,899
Shares redeemed..............................................................     (51,916)      (711,202)   (75,598)     (912,038)
Net increase.................................................................   1,865,682     25,285,081    239,666     3,033,653
Total net increase resulting from Fund share transactions....................   2,471,921    $33,767,483    278,756    $3,519,801

                                EVERGREEN KEYSTONE
                                                        (Cone logo appears here)
               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

UTILITY
                                                                               SIX MONTHS ENDED                 YEAR ENDED
                                                                                JUNE 30, 1997               DECEMBER 31, 1996
                                                                            SHARES         AMOUNT         SHARES         AMOUNT
CLASS A
Shares sold............................................................       34,278    $    311,194       246,512    $  2,626,118
Shares issued on reinvestment of distributions.........................      125,700       1,419 684       478,287       5,051,093
Shares redeemed........................................................   (1,123,877)    (12,132,503)   (1,609,448)    (16,984,094)
Net decrease...........................................................     (963,899)   $(10,401,625)     (884,649)   $ (9,306,883)
CLASS B
Shares sold............................................................      102,182    $  1,093,985       787,800    $  8,401,385
Shares issued on reinvestment of distributions.........................       44,548         492,000       183,056       1,935,353
Shares redeemed........................................................     (556,061)     (5,976,780)     (630,402)     (6,652,890)
Net increase (decrease)................................................     (409,331)   $ (4,390,795)      340,454    $  3,683,848
CLASS C
Shares sold............................................................          344    $      3,626        25,812    $    274,673
Shares issued on reinvestment of distributions.........................          453           4,963         1,963          20,723
Shares redeemed........................................................       (5,569)        (60,342)      (13,100)       (135,909)
Net increase (decrease)................................................       (4,772)   $    (51,753)       14,675    $    159,487
CLASS Y
Shares sold............................................................       15,690    $    166,182       106,165    $  1,120,499
Shares issued on reinvestment of distributions.........................        1,384          18,010         7,089          74,971
Shares redeemed........................................................      (70,043)       (755,193)     (644,560)     (6,607,014)
Net decrease...........................................................      (52,969)       (571,001)     (531,306)     (5,411,544)
Total net decrease resulting from Fund share transactions..............   (1,430,971)   $(15,415,174)   (1,060,826)   $(10,875,092)

VALUE

                                                                            SIX MONTHS ENDED                   YEAR ENDED
                                                                              JUNE 30, 1997                DECEMBER 31, 1996
                                                                         SHARES         AMOUNT          SHARES          AMOUNT
CLASS A
Shares sold.........................................................      777,037    $  16,853,741      1,109,850    $  23,895,251
Shares issued on reinvestment of distributions......................      127,037        2,835,381      2,371,895       49,562,452
Shares redeemed.....................................................     (969,713)     (20,989,217)    (1,836,296)     (39,736,035)
Net increase (decrease).............................................      (65,639)   $  (1,300,095)     1,645,449    $  33,721,668
CLASS B
Shares sold.........................................................    2,008,070    $  43,576,272      2,197,426    $  47,442,303
Shares issued on reinvestment of distributions......................       48,526        1,086 555      1,374,236       28,693,188
Shares redeemed.....................................................     (609,175)     (13,179,109)      (873,740)     (18,943,891)
Net increase........................................................    1,447,421    $  31,483,718      2,697,922    $  57,191,600
CLASS C
Shares sold.........................................................       43,467    $     938,841         38,761    $     832,827
Shares issued on reinvestment of distributions......................          410            9,201         10,328          215,421
Shares redeemed.....................................................      (14,552)        (314,200)       (17,818)        (377,207)
Net increase........................................................       29,325    $     633,842         31,271    $     671,041
CLASS Y
Shares sold.........................................................    5,578,856    $ 120,908,248     15,195,754    $ 324,801,783
Shares issued in acquisition of FFB Lexicon Select Value Fund.......           --               --      4,720,676       95,883,824
Shares issued in acquisition of FFB Equity Fund.....................           --               --        692,924       14,077,973
Shares issued on reinvestment of distributions......................      302,051        6,740,167      5,208,388      108,890,530
Shares redeemed.....................................................   (7,591,137)    (165,526,691)   (14,584,293)    (316,060,052)
Net increase (decrease).............................................   (1,710,230)     (37,878,276)    11,233,449      227,594,058
Total net increase (decrease) resulting from Fund share
  transactions......................................................     (299,123)   $  (7,060,811)    15,608,091    $ 319,178,367

                                EVERGREEN KEYSTONE
(Cone logo appears here)
               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 1997:

                                                                             COST OF         PROCEEDS
                                                                            PURCHASES       FROM SALES
Growth and Income.......................................................   $200,992,027    $ 33,318,259
Small Cap...............................................................     32,832,723       2,954,790
Utility.................................................................     54,865,860      75,307,264
Value...................................................................     87,747,842     159,700,282

4. DISTRIBUTION PLANS

Each Fund bears some of the costs of selling its shares under Distribution Plans adopted for its Class A, B and C shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plans, each Fund pays its principal underwriter amounts which are calculated and paid monthly.

The Fund's have entered into distribution agreements with Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS").

The Class A Distribution Plan of the Funds provides for expenditures, which are currently limited to 0.25% annually of the average daily net assets of the Class A shares, to pay expenses related to the distribution of Class A shares.

Pursuant to each Fund's Class B and Class C Distribution Plans, each Fund pays a distribution fee which may not exceed 1.00% annually of the average daily net assets of Class B and Class C shares, respectively. Of that amount, 0.75% is used to pay distribution expenses and 0.25% is used to pay service fees. EKD has entered into a Shareholder Services Agreement with First Union Brokerage Services ("FUBS"), an affiliate of First Union, whereby it will compensate FUBS for certain services provided to shareholders and /or maintenance of shareholder accounts relating to each of the Class B and Class C Shares of Growth and Income and Small Cap.

During the six months ended June 30, 1997, amounts paid to EKD pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                               CLASS A      CLASS B      CLASS C
Growth and Income...........................   $141,839    $1,740,111    $72,933
Small Cap...................................      1,013         9,018      3,719
Utility.....................................    181,270        72,032        706
Value.......................................    429,529     1,112,429      8,888

EKD has advised the Funds that it has retained the following amounts from front-end sales charges resulting from the sales of Class A shares during the six months ended June 30, 1997 of $51,131, $1,272, $4,448 and $45,617 for Growth
and Income, Small Cap, Utility and Value, respectively.

Contingent deferred sales charges paid by redeeming shareholders are paid to EKD.

5. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

INVESTMENT ADVISORY AGREEMENTS-- First Union is entitled to an annual fee of .50 of 1% of Utility's and Value's average daily net assets pursuant to each Fund's investment advisory agreement. First Union voluntarily waived $125,650 of its fee for Utility for the six months ended June 30, 1997.

Pursuant to an agreement with Growth and Income's and Small Cap's investment adviser, Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union, Evergreen Asset is entitled to an annual fee based on each of Growth and Income's and Small Cap's average daily net assets, respectively, in accordance with the following schedule:

First $750 million   1.00%
Next $250 million    0.90%
Over $1 billion      0.80%

Evergreen Asset has agreed to reimburse Small Cap to the extent that the Fund's operating expenses (including the investment advisory fee and amortization of organizational expenses but excluding interest, taxes, brokerage commissions, 12b-1 distribution and shareholder services fees and extraordinary expenses) exceed 1.50% of its average daily net assets. Evergreen Asset waived advisory fee aggregating $53,123 for the six months ended June 30, 1997 pursuant to this agreement. First Union and Evergreen Asset can modify or terminate voluntary waivers at any time.

Lieber & Company, an affiliate of First Union, is the investment sub-adviser to Growth and Income and Small Cap and also provides brokerage services with respect to substantially all security transactions of these Funds effected on the New York or American Stock Exchanges. For

                                EVERGREEN KEYSTONE
                                                        (Cone logo appears here)
               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

transactions executed during the six months ended June 30, 1997, Growth and Income and Small Cap incurred brokerage commissions of $323,608 and $43,097, respectively, with Lieber & Company. Lieber & Company is reimbursed by Evergreen Asset, at no additional expense to the Funds, for its cost of providing investment advisory services.

ADMINISTRATION AGREEMENT-- Evergreen Keystone Investment Services, Inc. (EKIS), a subsidiary of First Union, furnishes Growth and Income and Small Cap with administrative services as part of the investment advisory agreements between the Funds and Evergreen Asset, and accordingly, these Funds do not pay a separate administration fee. BISYS is each of the Fund's sub-administrator. As sub-administrator, BISYS provides the officers of the Funds. For Growth and Income and Small Cap, BISYS' fee was paid by Evergreen Asset and was not a fund expense.

EKIS is also Utility's and Value's administrator and BISYS is sub-administrator. EKIS's and BISYS' fees for Utility and Value were based on the average daily net assets of all of the funds administered by Evergreen Asset for which either First Union, or its investment advisory subsidiaries, is also the investment adviser. These fees were calculated at the following annual rates:

  ADMINISTRATION FEE      AVERAGE DAILY NET ASSETS
        0.050%             on the first $7 billion
        0.035%             on the next $3 billion
        0.030%             on the next $5 billion
        0.020%             on the next $10 billion
        0.015%             on the next $5 billion
        0.010%            in excess of $30 billion
SUB-ADMINISTRATION FEE    AVERAGE DAILY NET ASSETS
        0.0100%            on the first $7 billion
        0.0075%            on the next $3 billion
        0.0050%            on the next $15 billion
        0.0040%           in excess of $25 billion

At June 30, 1997, assets for which Evergreen Asset was the administrator for which either First Union, or its investment advisory subsidiaries was investment adviser totaled approximately $30.0 billion.

OTHER SERVICES WITH AFFILIATES-- Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of Keystone Investment Management Company, a subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds. Effective May 5, 1997, EKSC began providing transfer and dividend disbursing agent services for the Funds that were formerly provided by State Street Bank and Trust Company ("State Street"). For certain accounts in Growth and Income and Value, First Union had been sub-contracted by EKSC and State Street to maintain shareholder sub-account records, take fund purchase and redemption orders and answer inquiries. For each account, First Union earned a fee which in aggregate totaled $22,515 and $144,367 for Growth and Income and Value during the six months ended June 30, 1997.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

6. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. DEFERRED TRUSTEES' FEES

Each Trustee may defer any or all compensation related to performance of duties as a Trustee. Each Trustee's deferred balances are allocated to deferral accounts which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Keystone Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees's fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of June 30, 1997, the value of the Trustees deferral accounts were $10,565, $6,041, $5,566, and $54,678 for Growth and Income, Small Cap, Utility and Value.

8. FINANCING AGREEMENT

A financing agreement is in place with all of the Evergreen Funds and State Street, Societe Generale and ABN Amro Bank N.V. (collectively, the "Banks"). Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly between the Banks. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility which would be allocated to all participating funds. State Street acts as agent for the Banks, and as agent is entitled to a fee of $15,000 which is allocated to all of the Evergreen Funds. During the six months ended June 30, 1997, the Funds had no borrowings under this agreement.